                                                                               .
                                                                               .
                                                                               .

           NYLIAC PINNACLE VUL AND NYLIAC PINNACLE SVUL ANNUAL REPORT

                               DECEMBER 31, 2006

                               TABLE OF CONTENTS

President's Letter..........................................       3
Supplement to May 2006 Product Prospectus...................       5
Performance Summary.........................................       6
NYLIAC Variable Universal Life Separate Account-I
  Statement of Assets and Liabilities.......................      10
  Statement of Operations...................................      22
  Statement of Changes in Net Assets........................      28
  Notes to Financial Statements.............................      38
  Report of Independent Registered Accounting Firm..........      96

The Annual Report for the MainStay VP Series Fund, Inc.
    Balanced Portfolio--Initial Class*
    Bond Portfolio--Initial Class
    Capital Appreciation Portfolio--Initial Class
    Cash Management Portfolio
    Common Stock Portfolio--Initial Class
    Conservative Allocation Portfolio--Initial Class*
    Convertible Portfolio--Initial Class
    Developing Growth Portfolio--Initial Class*
    Floating Rate Portfolio--Initial Class
    Growth Allocation Portfolio--Initial Class*
    Government Portfolio--Initial Class
    High Yield Corporate Bond Portfolio--Initial Class
    ICAP Select Equity Portfolio--Initial Class (formerly
     known as MainStay VP Basic Value--Initial Class)
    Income & Growth Portfolio--Initial Class
    International Equity Portfolio--Initial Class*
    Large Cap Growth Portfolio--Initial Class
    Mid Cap Core Portfolio--Initial Class*
    Mid Cap Growth Portfolio--Initial Class*
    Mid Cap Value Portfolio--Initial Class*
    Moderate Allocation Portfolio--Initial Class*
    Moderate Growth Allocation Portfolio--Initial Class*
    S&P 500 Index Portfolio--Initial Class
    Small Cap Growth Portfolio--Initial Class*
    Total Return Portfolio--Initial Class
    Value Portfolio--Initial Class
  *The MainStay VP Balanced Portfolio--Initial Class,
   Conservative Allocation Portfolio--Initial Class,
   Developing Growth Portfolio--Initial Class, Growth
   Allocation Portfolio--Initial Class, International Equity
   Portfolio--Initial Class, Mid Cap Core Portfolio--Initial
   Class, Mid Cap Growth Portfolio--Initial Class, Mid Cap
   Value Portfolio--Initial Class, Moderate Allocation
   Portfolio--Initial Class, Moderate Growth Allocation
   Portfolio--Initial Class and Small Cap Growth
   Portfolio--Initial Class are not available under the Pinnacle VUL and Pinnacle SVUL policies.
The Annual Reports for the Portfolios listed below follow:
  Alger American Leveraged AllCap Portfolio--Class O Shares
  Alger American Small Capitalization Portfolio--Class O
    Shares
  American Century VP Inflation Protection--Class II
  American Century VP International--Class II
  American Century VP Value--Class II
  Dreyfus IP Technology Growth--Initial Shares
  Dreyfus VIF Developing Leaders--Initial Shares
  Fidelity(R) VIP Contrafund(R)--Initial Class
  Fidelity(R) VIP Equity-Income--Initial Class
  Fidelity(R) VIP Growth--Initial Class
  Fidelity(R) VIP Index 500--Initial Class
  Fidelity(R) VIP Investment Grade Bond--Initial Class
  Fidelity(R) VIP Mid-Cap--Initial Class
  Fidelity(R) VIP Overseas--Initial Class
  Janus Aspen Series Balanced--Institutional Shares
  Janus Aspen Series Mid Cap Growth--Institutional Shares
  Janus Aspen Series Worldwide Growth--Institutional Shares
  MFS(R) Investors Trust Series--Initial Class
  MFS(R) New Discovery Series--Initial Class
  MFS(R) Research Series--Initial Class
  MFS(R) Utilities Series--Initial Class
  Neuberger Berman AMT Mid-Cap Growth--Class I
  PIMCO Global Bond--Administrative Class Shares
  PIMCO Low Duration--Administrative Class Shares
  PIMCO Real Return--Administrative Class Shares
  PIMCO Total Return--Administrative Class Shares
  T. Rowe Price Equity Income Portfolio
  T. Rowe Price Limited-Term Bond Portfolio
  Van Eck Worldwide Absolute Return
  Van Eck Worldwide Hard Assets
  Van Kampen UIF Emerging Markets Debt--Class I
  Van Kampen UIF Emerging Markets Equity--Class I
  Van Kampen UIF U.S. Real Estate--Class I

Supplements to May 2006 Fund Prospectuses

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Policyowners:

I am pleased to present the December 31, 2006 Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of portfolio performance.

I hope you will take some time to review this information and evaluate the plans you have in place. I also encourage you to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Although no one knows for certain what the future may bring, I want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

Sincerely,

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

February 2007

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                       SUPPLEMENT DATED FEBRUARY 15, 2007
             TO THE PROSPECTUSES DATED MAY 1, 2006, AS AMENDED, FOR

         NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE
               NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE INSURANCE
            NYLIAC SINGLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                  NYLIAC SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                      NYLIAC VARIABLE UNIVERSAL LIFE 2000
                        VARIABLE UNIVERSAL LIFE PROVIDER

                                  INVESTING IN
               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

     This supplement amends the May 1, 2006 prospectuses (the "Prospectuses") for the NYLIAC Pinnacle Survivorship Variable Universal Life Insurance, NYLIAC Pinnacle Variable Universal Life Insurance, NYLIAC Single Premium Variable Universal Life Insurance, NYLIAC Survivorship Variable Universal Life, NYLIAC Variable Universal Life 2000 and Variable Universal Life Provider policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the Prospectus(es). All capitalized terms have the same meaning as those included in the Prospectuses.

     The purpose of this supplement is to clarify the free look procedures under the policies.

     Keeping this purpose in mind, please note the following:

     In the section of the Prospectuses entitled "FREE LOOK," the language contained in such section is deleted in its entirety and replaced with the following:

          You have the right to cancel your policy, within certain limits. Under the free look provision of your policy, in most jurisdictions, you have 20 days after you receive your policy to return it and receive a refund. You may cancel increases in the Face Amount of your policy under the same time limits. (See "State Variations" for state-by-state details.) To receive a refund, you must return the policy to the VPSC at one of the addresses noted on the first page of the prospectus (or any other address we indicate to you in writing) or to the registered representative from whom you purchased the policy, along with a written request for cancellation in a form acceptable to us.

          We will allocate premium payments you make with your application or during the free look period to our General Account until the end of the free look period. On the Business Day following the free look period, we will allocate the net premium plus any accrued interest to the Investment Divisions you have selected.

          If you cancel your policy, however, we will pay you only the greater of (a) your policy's Cash Value calculated as of the Business Day either the VPSC or the registered representative through whom you purchased it receives the policy along with the written request for cancellation, or (b) the total premium payments you have made, less any loans and any partial withdrawals you have taken.

          If you cancel an increase in the Face Amount of your policy, we will refund the premium payments you have paid in excess of the planned premiums that are allocated to the increase, less any part of the excess premium payments that we have already paid to you.

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE (VUL) AND
NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE (SVUL)
PERFORMANCE SUMMARY(1)
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006

                                                PORTFOLIO                                                    SINCE
                                                INCEPTION     YEAR       1        3        5        10     PORTFOLIO
INVESTMENT DIVISION(2)                           DATE(3)     TO DATE    YEAR    YEARS    YEARS    YEARS    INCEPTION
MainStay VP Series Funds
  Bond--Initial Class                            1/23/1984     4.55%     4.55%    3.60%    4.94%    6.05%     8.33%
  Capital Appreciation--Initial Class            1/29/1993     4.45%     4.45%    5.65%    0.71%    4.27%     7.74%
  Cash Management--Current 7-day yield as of
    December 31, 2006 is 4.83%(4)                1/29/1993     4.57%     4.57%    2.78%    2.07%    3.54%     3.75%
  Common Stock--Initial Class                    1/23/1984    16.47%    16.47%   11.63%    5.89%    8.33%    10.96%
  Convertible--Initial Class                     10/1/1996    10.44%    10.44%    7.70%    7.05%    8.38%     8.57%
  Floating Rate--Initial Class                    5/2/2005     5.99%     5.99%     N/A      N/A      N/A      4.84%
  Government--Initial Class                      1/29/1993     4.06%     4.06%    3.25%    4.26%    5.63%     5.61%
  High Yield Corporate Bond--Initial Class        5/1/1995    12.04%    12.04%    9.14%   12.59%    8.87%     9.92%
  ICAP Select Equity--Initial Class (formerly
    known as Basic Value--Initial Class)          5/1/1998    19.31%    19.31%   11.89%    6.70%     N/A      5.14%
  Income & Growth--Initial Class                  5/1/1998    16.86%    16.86%   11.29%    7.38%     N/A      4.81%
  Large Cap Growth--Initial Class                 5/1/1998     7.24%     7.24%    3.01%    0.10%     N/A      4.56%
  S&P 500 Index--Initial Class(5)                1/29/1993    15.45%    15.45%   10.15%    5.91%    8.14%    10.48%
  Total Return--Initial Class                    1/29/1993     9.50%     9.50%    7.45%    4.37%    6.37%     8.06%
  Value--Initial Class                            5/1/1995    18.87%    18.87%   12.01%    7.16%    7.46%     9.72%
Alger American Leveraged AllCap--Class O
  Shares                                         1/25/1995    19.26%    19.26%   13.88%    5.63%   10.82%    15.28%
Alger American Small Capitalization--Class O
  Shares                                         9/21/1988    20.02%    20.02%   17.81%   11.42%    4.98%    11.63%
American Century VP Inflation
  Protection--Class II                          12/31/2002     1.63%     1.63%    2.98%     N/A      N/A      3.63%
American Century VP International--Class II      8/15/2001    24.74%    24.74%   17.43%    9.85%     N/A      7.49%
American Century VP Value--Class II              8/14/2001    18.46%    18.46%   12.35%    9.76%     N/A      9.73%
Dreyfus IP Technology Growth--Initial Shares     8/31/1999     4.31%     4.31%    2.84%   (0.11%)    N/A     (3.75%)
Dreyfus VIF Developing Leaders--Initial Shares   8/31/1990     3.77%     3.77%    6.92%    5.42%    6.76%    21.44%
Fidelity(R) VIP Contrafund(R)--Initial Class      1/3/1995    11.72%    11.72%   14.69%   11.93%   11.18%    14.15%
Fidelity(R) VIP Equity-Income--Initial Class     10/9/1986    20.19%    20.19%   12.38%    8.96%    9.18%    11.36%
Fidelity(R) VIP Growth--Initial Class            10/9/1986     6.85%     6.85%    5.33%    1.65%    6.53%    10.65%
Fidelity(R) VIP Index 500--Initial Class         8/27/1992    15.73%    15.73%   10.30%    6.02%    8.16%    10.80%
Fidelity(R) VIP Investment Grade Bond--Initial
  Class                                          12/5/1988     4.35%     4.35%    3.66%    5.27%    6.24%     7.12%
Fidelity(R) VIP Mid-Cap--Initial Class          12/28/1998    12.70%    12.70%   18.54%   15.80%     N/A     19.41%
Fidelity(R) VIP Overseas--Initial Class          1/28/1987    18.08%    18.08%   16.90%   12.79%    7.64%     7.77%
Janus Aspen Series Balanced--Institutional
  Shares                                         9/13/1993    10.72%    10.72%    9.06%    6.72%   10.36%    11.40%
Janus Aspen Series Mid Cap
  Growth--Institutional Shares                   9/13/1993    13.61%    13.61%   15.50%    8.45%    7.76%    10.97%
Janus Aspen Series Worldwide
  Growth--Institutional Shares                   9/13/1993    18.20%    18.20%    9.45%    3.91%    7.45%    11.15%
MFS(R) Investors Trust Series--Initial Class     10/9/1995    12.99%    12.99%   10.53%    5.45%    6.36%     8.35%
MFS(R) New Discovery Series--Initial Class        5/1/1998    13.22%    13.22%    8.27%    3.02%     N/A      7.78%
MFS(R) Research Series--Initial Class            7/26/1995    10.48%    10.48%   11.33%    5.36%    6.00%     8.05%
MFS(R) Utilities Series--Initial Class            1/3/1995    31.26%    31.26%   25.92%   15.95%   13.22%    15.26%
Neuberger Berman AMT Mid-Cap Growth--Class I     11/3/1997    14.69%    14.69%   14.91%    6.55%     N/A     10.06%
PIMCO Global Bond--Administrative Class Shares   1/10/2002     4.63%     4.63%    2.62%     N/A      N/A      8.32%
PIMCO Low Duration--Administrative Class
  Shares                                         2/16/1999     3.96%     3.96%    2.26%    3.22%     N/A      4.24%
PIMCO Real Return--Administrative Class Shares   9/30/1999     0.70%     0.70%    3.84%    7.49%     N/A      8.39%
PIMCO Total Return--Administrative Class
  Shares                                        12/31/1997     3.85%     3.85%    3.72%    5.03%     N/A      5.71%
T. Rowe Price Equity Income Portfolio            3/31/1994    18.97%    18.97%   12.46%    9.17%    9.99%    12.47%
T. Rowe Price Limited-Term Bond Portfolio        5/13/1994     4.06%     4.06%    2.29%    3.31%    4.88%     5.10%
Van Eck Worldwide Absolute Return                 5/1/2003     8.76%     8.76%    2.77%     N/A      N/A      2.32%
Van Eck Worldwide Hard Assets                     9/1/1989    24.49%    24.49%   32.78%   26.97%   10.46%     9.52%
Van Kampen UIF Emerging Markets Debt--Class I    6/16/1997    10.81%    10.81%   11.04%   13.84%     N/A      8.56%
Van Kampen UIF Emerging Markets Equity--Class
  I                                              10/1/1996    37.14%    37.14%   31.23%   25.24%   10.06%     9.56%
Van Kampen UIF U.S. Real Estate--Class I          3/3/1997    38.04%    38.04%   30.14%   24.63%     N/A     16.34%
--------------------------------------------------------------------------------------------------------------------

(1)
 PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT HTTP://WWW.NEWYORKLIFE.COM.

 Performance reflects the percentage change for the period shown with capital gains and dividends reinvested. Performance reflects the deduction of portfolio investment management and operating expenses. It does not reflect the policy's sales expense charge, state and federal tax charge, monthly contract charge per $1,000 of face amount charge, mortality and expense risk charge and cost of insurance charges. Had these expenses been deducted, total returns would be lower. Consequently, the returns shown are greater than actual returns that would have been achieved under the policy during the periods shown.

 We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, including the cost of insurance, and the gender, age and underwriting classification of the insured.

 FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT www.newyorklife.com. POLICYOWNERS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

 The advisors to some of the Investment Divisions have assumed or reduced some of those portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

(2)
 The Investment Divisions offered through NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL are different from mutual funds that may have similar names but are available directly to the public. Investment results will differ.

(3)
 The Inception Date is the date the underlying portfolio was established, not the date the portfolio was added as an Investment Division to the Separate Account. NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL were first introduced for sale on 6/11/01. For the period from the Inception Date, until June 11, 2001, values assume that the NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL policies were available, which they were not.

(4)
 AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5)
 MainStay VP S&P 500 Index Portfolio--The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standards & Poor's and Standard's and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an index.

 NYLIAC Pinnacle Variable Universal Life and NYLIAC Pinnacle Survivorship Variable Universal Life are issued by New York Life Insurance and Annuity Corporation (A Delaware Corporation) and distributed by NYLIFE Distributors LLC, member NASD/SIPC, wholly owned subsidiaries of New York Life Insurance Company, 51 Madison Ave., NY, NY 10010.

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                                        8

               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                              FINANCIAL STATEMENTS

            GROUP 1 POLICIES:                Variable Universal Life
                                             Survivorship Variable Universal
                                             Life - Series 1

            GROUP 2 POLICIES:                Variable Universal Life 2000 - Series 1
                                             Single Premium Variable Universal
                                             Life - Series 1

            GROUP 3 POLICIES:                Pinnacle Variable Universal Life
                                             Pinnacle Survivorship Variable Universal
                                             Life

            GROUP 4 POLICIES:                Variable Universal Life 2000 - Series 2
                                             Survivorship Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 3
                                             Variable Universal Life Provider

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006


                                                                                             MAINSTAY VP
                                                           MAINSTAY VP      MAINSTAY VP        CAPITAL
                                                            BALANCED--         BOND--       APPRECIATION--
                                                          INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $ 13,569,723     $ 28,249,978     $229,652,200
  Dividends due and accrued.............................             --               --               --
  Net receivable (payable) to New York Life Insurance
    and Annuity Corporation.............................          6,472           (4,170)         (66,767)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................         16,298           32,778          334,341
    Administrative charges..............................          2,364            3,268           43,259
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 13,557,533     $ 28,209,762     $229,207,833
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $  3,305,491     $ 12,712,369     $164,993,434
    Group 2 Policies....................................      1,617,616       10,257,211       57,500,347
    Group 3 Policies....................................             --          589,174          226,214
    Group 4 Policies....................................      2,845,911        4,651,008        6,487,838
    Net assets retained in the Separate Account by New
      York Life Insurance and Annuity Corporation.......      5,788,515               --               --
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 13,557,533     $ 28,209,762     $229,207,833
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $      11.58     $      19.89     $      21.89
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $      11.62     $      14.76     $       8.31
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $         --     $      12.77     $      10.67
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $      11.72     $      12.45     $      11.97
                                                           ============     ============     ============
Identified Cost of Investment...........................   $ 12,536,233     $ 28,194,517     $203,689,186
                                                           ============     ============     ============

Not all divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


                      MAINSTAY VP      MAINSTAY VP                                                          MAINSTAY VP
     MAINSTAY VP         COMMON        CONSERVATIVE     MAINSTAY VP       MAINSTAY VP      MAINSTAY VP         GROWTH
         CASH           STOCK--        ALLOCATION--    CONVERTIBLE--    FLOATING RATE--    GOVERNMENT--     ALLOCATION--
      MANAGEMENT     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------
     $ 33,313,816     $115,660,715     $  1,460,465     $ 37,080,132     $ 30,604,765      $ 18,457,885     $  7,216,771
          135,106               --           19,505               --          170,646                --           94,894
          (22,115)         (13,992)               5             (778)           1,924             1,135              397

           32,532          162,050            1,653           42,668           43,046            23,757            6,364
            3,150           18,872              228            2,921            6,837             2,682              671
     ------------     ------------     ------------     ------------     ------------      ------------     ------------
     $ 33,391,125     $115,465,801     $  1,478,094     $ 37,033,765     $ 30,727,452      $ 18,432,581     $  7,305,027
     ============     ============     ============     ============     ============      ============     ============
     $ 12,191,427     $ 71,216,367     $    721,312     $ 11,001,604     $  2,269,885      $  8,512,461     $  2,501,266
       10,665,276       37,206,423          243,145       19,175,033        1,471,786         5,969,258        2,017,586
        4,591,516          711,621               --          331,414          610,993           376,947               --
        5,942,906        6,331,390          244,815        6,525,714        2,131,145         3,573,915        2,506,872
               --               --          268,822               --       24,243,643                --          279,303
     ------------     ------------     ------------     ------------     ------------      ------------     ------------
     $ 33,391,125     $115,465,801     $  1,478,094     $ 37,033,765     $ 30,727,452      $ 18,432,581     $  7,305,027
     ============     ============     ============     ============     ============      ============     ============
     $       1.49     $      33.38     $      10.75     $      21.50     $      10.69      $      18.52     $      11.17
     ============     ============     ============     ============     ============      ============     ============
     $       1.19     $      12.62     $      10.65     $      15.17     $      10.73      $      14.31     $      11.02
     ============     ============     ============     ============     ============      ============     ============
     $       1.12     $      12.85     $         --     $      14.45     $      10.34      $      12.20     $         --
     ============     ============     ============     ============     ============      ============     ============
     $       1.10     $      14.70     $      10.71     $      14.58     $      10.82      $      11.97     $      11.07
     ============     ============     ============     ============     ============      ============     ============
     $ 33,314,353     $102,288,202     $  1,406,787     $ 30,631,679     $ 30,722,102      $ 18,613,932     $  6,738,191
     ============     ============     ============     ============     ============      ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006

                                                           MAINSTAY VP
                                                           HIGH YIELD      MAINSTAY VP     MAINSTAY VP
                                                            CORPORATE      ICAP SELECT      INCOME &
                                                             BOND--         EQUITY--        GROWTH--
                                                          INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                                          ---------------------------------------------
ASSETS:
  Investment at net asset value.........................  $104,085,934    $ 11,904,639    $ 10,415,619
  Dividends due and accrued.............................            --              --              --
  Net receivable (payable) to New York Life Insurance
    and Annuity Corporation.............................       (50,088)          4,676             852

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................       121,243          12,528          10,454
    Administrative charges..............................        14,255             697             622
                                                          ------------    ------------    ------------
  Total net assets......................................  $103,900,348    $ 11,896,090    $ 10,405,395
                                                          ============    ============    ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................  $ 55,005,958    $  2,832,578    $  2,963,086
    Group 2 Policies....................................    27,950,337       6,304,309       5,062,121
    Group 3 Policies....................................     1,124,606         164,969         107,700
    Group 4 Policies....................................    19,819,447       2,594,234       2,272,488
    Net assets retained in the Separate Account by New
      York Life Insurance and Annuity Corporation.......            --              --              --
                                                          ------------    ------------    ------------
      Total net assets..................................  $103,900,348    $ 11,896,090    $ 10,405,395
                                                          ============    ============    ============
    Group 1 variable accumulation unit value............  $      27.81    $      13.12    $      11.77
                                                          ============    ============    ============
    Group 2 variable accumulation unit value............  $      17.87    $      14.05    $      12.31
                                                          ============    ============    ============
    Group 3 variable accumulation unit value............  $      18.20    $      14.80    $      14.50
                                                          ============    ============    ============
    Group 4 variable accumulation unit value............  $      17.37    $      14.90    $      15.36
                                                          ============    ============    ============
Identified Cost of Investment...........................  $ 91,493,561    $  9,229,428    $  8,306,647
                                                          ============    ============    ============

Not all divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                     MAINSTAY VP
     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MODERATE
    INTERNATIONAL     LARGE CAP        MID CAP         MID CAP         MID CAP        MODERATE         GROWTH
      EQUITY--        GROWTH--         CORE--         GROWTH--         VALUE--      ALLOCATION--    ALLOCATION--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
    -------------------------------------------------------------------------------------------------------------
    $ 57,514,946    $ 19,559,109    $ 31,966,256    $ 39,770,607    $ 40,651,640    $  5,301,581    $ 10,299,424
              --              --              --              --              --          66,710         143,690
          63,715             227          10,610         (39,094)        (12,453)          1,245          25,076

          66,163          22,378          31,631          37,190          41,004           5,163           9,113
           7,537             936           3,225           3,345           3,857             462             958
    ------------    ------------    ------------    ------------    ------------    ------------    ------------
    $ 57,504,961    $ 19,536,022    $ 31,942,010    $ 39,690,978    $ 40,594,326    $  5,363,911    $ 10,458,119
    ============    ============    ============    ============    ============    ============    ============
    $ 27,357,066    $  3,636,256    $ 12,614,016    $ 12,628,308    $ 14,697,255    $  1,600,872    $  4,356,925
      16,481,036      12,902,315       9,451,271      12,687,857      13,592,350       1,939,024       2,880,711
              --         241,784              --              --              --              --              --
      13,666,859       2,755,667       9,876,723      14,374,813      12,304,721       1,550,903       2,942,405
              --              --              --              --              --         273,112         278,078
    ------------    ------------    ------------    ------------    ------------    ------------    ------------
    $ 57,504,961    $ 19,536,022    $ 31,942,010    $ 39,690,978    $ 40,594,326    $  5,363,911    $ 10,458,119
    ============    ============    ============    ============    ============    ============    ============
    $      26.32    $       7.44    $      17.40    $      14.29    $      14.87    $      10.92    $      11.12
    ============    ============    ============    ============    ============    ============    ============
    $      16.26    $      10.13    $      17.70    $      14.96    $      15.03    $      10.82    $      10.95
    ============    ============    ============    ============    ============    ============    ============
    $         --    $      10.16    $         --    $         --    $         --    $         --    $         --
    ============    ============    ============    ============    ============    ============    ============
    $      19.91    $      11.51    $      18.93    $      17.03    $      15.36    $      10.95    $      11.06
    ============    ============    ============    ============    ============    ============    ============
    $ 42,605,830    $ 17,233,074    $ 26,969,638    $ 31,739,444    $ 33,805,767    $  5,034,332    $  9,723,685
    ============    ============    ============    ============    ============    ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006


                                                           MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
                                                             S&P 500          SMALL CAP          TOTAL
                                                             INDEX--          GROWTH--          RETURN--
                                                          INITIAL CLASS     INITIAL CLASS    INITIAL CLASS
                                                          -------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $280,151,028     $ 21,619,493      $ 63,731,402
  Dividends due and accrued.............................             --               --                --
  Net receivable (payable) to New York Life Insurance
    and Annuity Corporation.............................         (8,695)         (45,238)             (180)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................        358,892           19,730            89,629
    Administrative charges..............................         41,438            1,632            11,561
                                                           ------------     ------------      ------------
      Total net assets..................................   $279,742,003     $ 21,552,893      $ 63,630,032
                                                           ============     ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $157,043,455     $  6,147,039      $ 44,324,095
    Group 2 Policies....................................     83,997,777        7,214,536        15,673,354
    Group 3 Policies....................................      3,317,574               --           171,770
    Group 4 Policies....................................     35,383,197        8,191,318         3,460,813
                                                           ------------     ------------      ------------
      Total net assets..................................   $279,742,003     $ 21,552,893      $ 63,630,032
                                                           ============     ============      ============
    Group 1 variable accumulation unit value............   $      35.68     $      11.60      $      23.79
                                                           ============     ============      ============
    Group 2 variable accumulation unit value............   $      11.76     $      11.98      $      11.69
                                                           ============     ============      ============
    Group 3 variable accumulation unit value............   $      13.43     $         --      $      12.69
                                                           ============     ============      ============
    Group 4 variable accumulation unit value............   $      14.64     $      14.02      $      13.45
                                                           ============     ============      ============
Identified Cost of Investment...........................   $215,418,778     $ 18,910,849      $ 60,071,752
                                                           ============     ============      ============

Not all divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                            ALGER              ALGER            AMERICAN
                           AMERICAN           AMERICAN         CENTURY VP         AMERICAN          AMERICAN           CALVERT
      MAINSTAY VP         LEVERAGED            SMALL            INFLATION        CENTURY VP        CENTURY VP          SOCIAL
        VALUE--           ALL CAP--       CAPITALIZATION--    PROTECTION--     INTERNATIONAL--       VALUE--          BALANCED
     INITIAL CLASS      CLASS O SHARES     CLASS O SHARES       CLASS II          CLASS II          CLASS II          PORTFOLIO
    ------------------------------------------------------------------------------------------------------------------------------
      $ 81,916,792       $    178,358       $ 48,497,736      $     32,167      $  1,691,402      $  1,448,383      $  4,961,449
                --                 --                 --                --                --                --                --
            (3,790)                --              2,790                --                --                --                76

           108,336                 --             62,243                --                --                --             5,621
            13,271                 --              6,152                --                --                --               461
      ------------       ------------       ------------      ------------      ------------      ------------      ------------
      $ 81,791,395       $    178,358       $ 48,432,131      $     32,167      $  1,691,402      $  1,448,383      $  4,955,443
      ============       ============       ============      ============      ============      ============      ============
      $ 51,067,922       $         --       $ 22,636,793      $         --      $         --      $         --      $  1,772,944
        22,221,149                 --         18,785,439                --                --                --         2,203,262
           587,703            178,358          1,408,496            32,167         1,691,402         1,448,383                --
         7,914,621                 --          5,601,403                --                --                --           979,237
      ------------       ------------       ------------      ------------      ------------      ------------      ------------
      $ 81,791,395       $    178,358       $ 48,432,131      $     32,167      $  1,691,402      $  1,448,383      $  4,955,443
      ============       ============       ============      ============      ============      ============      ============
      $      27.22       $         --       $      14.65      $         --      $         --      $         --      $      17.10
      ============       ============       ============      ============      ============      ============      ============
      $      16.35       $         --       $      11.11      $         --      $         --      $         --      $      12.17
      ============       ============       ============      ============      ============      ============      ============
      $      14.21       $      17.61       $      17.70      $      10.73      $      19.39      $      17.98      $         --
      ============       ============       ============      ============      ============      ============      ============
      $      14.50       $         --       $      19.25      $         --      $         --      $         --      $      13.83
      ============       ============       ============      ============      ============      ============      ============
      $ 62,491,354       $    151,054       $ 30,573,965      $     32,431      $  1,515,268      $  1,353,289      $  4,399,604
      ============       ============       ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006


                                                             DREYFUS IP        DREYFUS VIF        FIDELITY(R)
                                                             TECHNOLOGY         DEVELOPING            VIP
                                                              GROWTH--          LEADERS--       CONTRAFUND(R)--
                                                           INITIAL SHARES     INITIAL SHARES     INITIAL CLASS
                                                          ------------------------------------------------------
ASSETS:
  Investment at net asset value.........................    $  9,321,283       $    875,181       $183,574,223
  Dividends due and accrued.............................              --                 --                 --
  Net receivable (payable) to New York Life Insurance
    and Annuity Corporation.............................          19,623                 --            (56,417)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................           8,235                 --            230,535
    Administrative charges..............................             748                 --             25,229
                                                            ------------       ------------       ------------
      Total net assets..................................    $  9,331,923       $    875,181       $183,262,042
                                                            ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................    $  2,964,412       $         --       $ 94,768,604
    Group 2 Policies....................................       2,962,859                 --         59,913,761
    Group 3 Policies....................................         153,811            875,181          5,013,348
    Group 4 Policies....................................       3,250,841                 --         23,566,329
                                                            ------------       ------------       ------------
      Total net assets..................................    $  9,331,923       $    875,181       $183,262,042
                                                            ============       ============       ============
    Group 1 variable accumulation unit value............    $       9.38       $         --       $      27.97
                                                            ============       ============       ============
    Group 2 variable accumulation unit value............    $       9.78       $         --       $      16.46
                                                            ============       ============       ============
    Group 3 variable accumulation unit value............    $      12.52       $      15.59       $      17.32
                                                            ============       ============       ============
    Group 4 variable accumulation unit value............    $      12.60       $         --       $      17.30
                                                            ============       ============       ============
Identified Cost of Investment...........................    $  8,337,997       $    874,047       $143,140,614
                                                            ============       ============       ============

Not all divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

      FIDELITY(R)                                           FIDELITY(R)                                            JANUS ASPEN
          VIP           FIDELITY(R)       FIDELITY(R)           VIP            FIDELITY(R)       FIDELITY(R)         SERIES
        EQUITY-             VIP               VIP            INVESTMENT            VIP               VIP           BALANCED--
       INCOME--          GROWTH--         INDEX 500--       GRADE BOND--        MID CAP--        OVERSEAS--       INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS        SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $ 71,479,515      $  1,127,548      $  1,809,893       $    413,692      $  3,237,776      $  2,195,370      $120,551,731
               --                --                --                 --                --                --                --
            8,865                --               (44)                --               (23)               --           (76,207)

           84,834                --                --                 --                --                --           152,546
            9,353                --                --                 --                --                --            12,012
     ------------      ------------      ------------       ------------      ------------      ------------      ------------
     $ 71,394,193      $  1,127,548      $  1,809,849       $    413,692      $  3,237,753      $  2,195,370      $120,310,966
     ============      ============      ============       ============      ============      ============      ============
     $ 35,270,082      $         --      $         --       $         --      $         --      $         --      $ 45,896,082
       22,181,981                --                --                 --                --                --        61,660,562
        1,647,740         1,127,548         1,809,849            413,692         3,237,753         2,195,370           497,342
       12,294,390                --                --                 --                --                --        12,256,980
     ------------      ------------      ------------       ------------      ------------      ------------      ------------
     $ 71,394,193      $  1,127,548      $  1,809,849       $    413,692      $  3,237,753      $  2,195,370      $120,310,966
     ============      ============      ============       ============      ============      ============      ============
     $      23.30      $         --      $         --       $         --      $         --      $         --      $      25.36
     ============      ============      ============       ============      ============      ============      ============
     $      16.17      $         --      $         --       $         --      $         --      $         --      $      14.40
     ============      ============      ============       ============      ============      ============      ============
     $      15.86      $      10.58      $      13.07       $      11.92      $      21.47      $      18.04      $      13.90
     ============      ============      ============       ============      ============      ============      ============
     $      15.73      $         --      $         --       $         --      $         --      $         --      $      14.01
     ============      ============      ============       ============      ============      ============      ============
     $ 63,809,800      $  1,085,934      $  1,672,164       $    408,697      $  3,088,672      $  1,702,917      $101,323,539
     ============      ============      ============       ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006

                                                           JANUS ASPEN      JANUS ASPEN
                                                              SERIES           SERIES           MFS(R)
                                                             MID CAP         WORLDWIDE        INVESTORS
                                                             GROWTH--         GROWTH--          TRUST
                                                          INSTITUTIONAL    INSTITUTIONAL       SERIES--
                                                              SHARES           SHARES       INITIAL CLASS
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $    274,909     $116,327,733     $     68,595
  Dividends due and accrued.............................             --               --               --
  Net receivable (payable) to New York Life Insurance
    and Annuity Corporation.............................            (20)         (27,818)              --

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................             --          159,441               --
    Administrative charges..............................             --           14,785               --
                                                           ------------     ------------     ------------
      Total net assets..................................   $    274,889     $116,125,689     $     68,595
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $         --     $ 55,576,612     $         --
    Group 2 Policies....................................             --       53,656,371               --
    Group 3 Policies....................................        274,889          713,600           68,595
    Group 4 Policies....................................             --        6,179,106               --
                                                           ------------     ------------     ------------
      Total net assets..................................   $    274,889     $116,125,689     $     68,595
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $         --     $      19.68     $         --
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $         --     $      10.79     $         --
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $      16.04     $      12.41     $      13.00
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $         --     $      13.31     $         --
                                                           ============     ============     ============
Identified Cost of Investment...........................   $    222,984     $111,456,210     $     54,917
                                                           ============     ============     ============

Not all divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                             NEUBERGER
        MFS(R)                                                BERMAN            PIMCO
          NEW             MFS(R)            MFS(R)              AMT             GLOBAL           PIMCO            PIMCO
       DISCOVERY         RESEARCH          UTILITIES          MID-CAP           BOND--       REAL RETURN--    TOTAL RETURN--
       SERIES--          SERIES--          SERIES--          GROWTH--       ADMINISTRATIVE   ADMINISTRATIVE   ADMINISTRATIVE
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I        CLASS SHARES     CLASS SHARES     CLASS SHARES
    ------------------------------------------------------------------------------------------------------------------------
     $    102,207      $          4      $    238,839      $     84,634      $     31,053     $      4,518     $     13,763
               --                --                --                --                78               20               55
               --                --               (29)               --                --               --               --

               --                --                --                --                --               --               --
               --                --                --                --                --               --               --
     ------------      ------------      ------------      ------------      ------------     ------------     ------------
     $    102,207      $          4      $    238,810      $     84,634      $     31,131     $      4,538     $     13,818
     ============      ============      ============      ============      ============     ============     ============
     $         --      $         --      $         --      $         --      $         --     $         --     $         --
               --                --                --                --                --               --               --
          102,207                 4           238,810            84,634            31,131            4,538           13,818
               --                --                --                --                --               --               --
     ------------      ------------      ------------      ------------      ------------     ------------     ------------
     $    102,207      $          4      $    238,810      $     84,634      $     31,131     $      4,538     $     13,818
     ============      ============      ============      ============      ============     ============     ============
     $         --      $         --      $         --      $         --      $         --     $         --     $         --
     ============      ============      ============      ============      ============     ============     ============
     $         --      $         --      $         --      $         --      $         --     $         --     $         --
     ============      ============      ============      ============      ============     ============     ============
     $      13.37      $      12.11      $      25.70      $      15.81      $      10.52     $       9.96     $      10.31
     ============      ============      ============      ============      ============     ============     ============
     $         --      $         --      $         --      $         --      $         --     $         --     $         --
     ============      ============      ============      ============      ============     ============     ============
     $     81,306      $          4      $    201,764      $     62,460      $     30,988     $      4,660     $     13,623
     ============      ============      ============      ============      ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2006

                                                                                                    T. ROWE
                                                               ROYCE              ROYCE              PRICE
                                                             MICRO-CAP          SMALL-CAP            EQUITY
                                                            PORTFOLIO--        PORTFOLIO--           INCOME
                                                          INVESTMENT CLASS   INVESTMENT CLASS      PORTFOLIO
                                                          ------------------------------------------------------
ASSETS:
  Investment at net asset value.........................    $  4,677,730       $  2,531,402       $ 63,553,270
  Dividends due and accrued.............................              --                 --                 --
  Net receivable (payable) to New York Life Insurance
    and Annuity Corporation.............................          15,124             10,899             16,091

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................           4,243              2,237             65,183
    Administrative charges..............................             397                162              5,185
                                                            ------------       ------------       ------------
      Total net assets..................................    $  4,688,214       $  2,539,902       $ 63,498,993
                                                            ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................    $  1,347,435       $    670,421       $ 19,913,757
    Group 2 Policies....................................       1,583,510            977,484         26,290,910
    Group 3 Policies....................................              --                 --          1,144,110
    Group 4 Policies....................................       1,757,269            891,997         16,150,216
                                                            ------------       ------------       ------------
      Total net assets..................................    $  4,688,214       $  2,539,902       $ 63,498,993
                                                            ============       ============       ============
    Group 1 variable accumulation unit value............    $      12.40       $      11.59       $      16.59
                                                            ============       ============       ============
    Group 2 variable accumulation unit value............    $      12.35       $      11.51       $      16.86
                                                            ============       ============       ============
    Group 3 variable accumulation unit value............    $         --       $         --       $      15.42
                                                            ============       ============       ============
    Group 4 variable accumulation unit value............    $      12.35       $      11.72       $      15.52
                                                            ============       ============       ============
Identified Cost of Investment...........................    $  4,574,013       $  2,459,057       $ 53,437,527
                                                            ============       ============       ============

Not all divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

        T. ROWE                                                 VAN KAMPEN         VAN KAMPEN         VAN KAMPEN
         PRICE             VAN ECK                             UIF EMERGING       UIF EMERGING         UIF U.S.
        LIMITED-          WORLDWIDE           VAN ECK            MARKETS            MARKETS              REAL
       TERM BOND           ABSOLUTE          WORLDWIDE            DEBT--            EQUITY--           ESTATE--
       PORTFOLIO            RETURN          HARD ASSETS          CLASS I            CLASS I            CLASS I
    ---------------------------------------------------------------------------------------------------------------
      $    212,587       $    171,196       $ 13,684,142       $     91,432       $ 57,611,005       $    353,671
               748                 --                 --                 --                 --                 --
                --                 --              9,859                 --             58,739                (45)

                --                 --             11,811                 --             70,698                 --
                --                 --              1,213                 --              7,138                 --
      ------------       ------------       ------------       ------------       ------------       ------------
      $    213,335       $    171,196       $ 13,680,977       $     91,432       $ 57,591,908       $    353,626
      ============       ============       ============       ============       ============       ============
      $         --       $         --       $  4,811,856       $         --       $ 26,013,495       $         --
                --                 --          3,579,179                 --         20,896,581                 --
           213,335            171,196          1,161,250             91,432            920,262            353,626
                --                 --          4,128,692                 --          9,761,570                 --
      ------------       ------------       ------------       ------------       ------------       ------------
      $    213,335       $    171,196       $ 13,680,977       $     91,432       $ 57,591,908       $    353,626
      ============       ============       ============       ============       ============       ============
      $         --       $         --       $      14.14       $         --       $      24.34       $         --
      ============       ============       ============       ============       ============       ============
      $         --       $         --       $      13.63       $         --       $      25.14       $         --
      ============       ============       ============       ============       ============       ============
      $      11.27       $      10.33       $      26.63       $      14.98       $      27.31       $      26.45
      ============       ============       ============       ============       ============       ============
      $         --       $         --       $      14.14       $         --       $      28.06       $         --
      ============       ============       ============       ============       ============       ============
      $    218,962       $    167,042       $ 12,596,510       $     89,095       $ 32,656,965       $    333,573
      ============       ============       ============       ============       ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2006


                                                                              MAINSTAY VP                         MAINSTAY VP
                                          MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP         COMMON
                                          BALANCED--          BOND--        APPRECIATION--         CASH             STOCK--
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                                        ---------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $    262,359      $    331,663      $    862,646      $  1,592,482      $    631,053
 Mortality and expense risk charges....       (69,397)         (151,167)       (1,319,228)         (165,285)         (602,524)
 Administrative charges................        (8,466)          (12,758)         (167,369)          (12,670)          (67,591)
                                         ------------      ------------      ------------      ------------      ------------
     Net investment income (loss)......       184,496           167,738          (623,951)        1,414,527           (39,062)
                                         ------------      ------------      ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....     1,046,404         3,385,534        19,145,632        23,601,906         8,018,132
 Cost of investments sold..............      (969,562)       (3,413,361)      (19,441,459)      (23,601,798)       (9,674,175)
                                         ------------      ------------      ------------      ------------      ------------
     Net realized gain (loss) on
       investments.....................        76,842           (27,827)         (295,827)              108        (1,656,043)
 Realized gain distribution received...       127,368                --                --                --         2,494,358
 Change in unrealized appreciation
   (depreciation) on investments.......       767,998           918,760         9,449,072            (1,091)       15,185,838
                                         ------------      ------------      ------------      ------------      ------------
     Net gain (loss) on investments....       972,208           890,933         9,153,245              (983)       16,024,153
                                         ------------      ------------      ------------      ------------      ------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $  1,156,704      $  1,058,671      $  8,529,294      $  1,413,544      $ 15,985,091
                                         ============      ============      ============      ============      ============


                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                         INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP
                                           EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                        ---------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $    148,396      $     26,908      $         --      $         --      $     38,428
 Mortality and expense risk charges....      (248,655)          (95,048)         (144,902)         (192,801)         (202,703)
 Administrative charges................       (23,508)           (3,447)          (10,929)          (12,275)          (14,177)
                                         ------------      ------------      ------------      ------------      ------------
     Net investment income (loss)......      (123,767)          (71,587)         (155,831)         (205,076)         (178,452)
                                         ------------      ------------      ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....     3,609,087         2,115,993         1,693,757         3,642,826         3,975,600
 Cost of investments sold..............    (2,196,735)       (2,231,881)       (1,123,006)       (1,972,167)       (2,736,477)
                                         ------------      ------------      ------------      ------------      ------------
     Net realized gain (loss) on
       investments.....................     1,412,352          (115,888)          570,751         1,670,659         1,239,123
 Realized gain distribution received...       526,683                --           193,087           698,371           511,985
 Change in unrealized appreciation
   (depreciation) on investments.......    10,597,704         1,385,239         3,045,102           714,133         3,170,449
                                         ------------      ------------      ------------      ------------      ------------
     Net gain (loss) on investments....    12,536,739         1,269,351         3,808,940         3,083,163         4,921,557
                                         ------------      ------------      ------------      ------------      ------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $ 12,412,972      $  1,197,764      $  3,653,109      $  2,878,087      $  4,743,105
                                         ============      ============      ============      ============      ============

Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

(b) For the period March 23, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                  MAINSTAY VP
      MAINSTAY VP                                                              MAINSTAY VP        HIGH YIELD        MAINSTAY VP
      CONSERVATIVE       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP          GROWTH           CORPORATE        ICAP SELECT
      ALLOCATION--      CONVERTIBLE--    FLOATING RATE--    GOVERNMENT--       ALLOCATION--         BOND--           EQUITY--
    INITIAL CLASS(A)    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INITIAL CLASS(A)    INITIAL CLASS     INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------------------------
      $     15,388      $    874,321      $  1,774,488      $    190,459       $     52,032      $  1,939,307      $     29,766
            (4,127)         (188,187)         (166,599)         (112,159)           (17,700)         (527,106)          (52,469)
              (540)          (11,072)          (25,554)          (10,695)            (1,396)          (52,280)           (2,273)
      ------------      ------------      ------------      ------------       ------------      ------------      ------------
            10,721           675,062         1,582,335            67,605             32,936         1,359,921           (24,976)
      ------------      ------------      ------------      ------------       ------------      ------------      ------------
            85,240         3,170,986         3,569,374         4,701,224            163,044         7,153,448         2,366,433
           (82,114)       (2,735,886)       (3,596,134)       (4,795,866)          (154,326)       (6,870,970)       (1,915,373)
      ------------      ------------      ------------      ------------       ------------      ------------      ------------
             3,126           435,100           (26,760)          (94,642)             8,718           282,478           451,060
             4,117                --                --                --             42,862                --            54,400
            53,678         2,230,893           (98,692)          713,620            478,580         8,808,354         1,333,253
      ------------      ------------      ------------      ------------       ------------      ------------      ------------
            60,921         2,665,993          (125,452)          618,978            530,160         9,090,832         1,838,713
      ------------      ------------      ------------      ------------       ------------      ------------      ------------
      $     71,642      $  3,341,055      $  1,456,883      $    686,583       $    563,096      $ 10,450,753      $  1,813,737
      ============      ============      ============      ============       ============      ============      ============


       MAINSTAY VP
        INCOME &
        GROWTH--
      INITIAL CLASS
     ---------------
      $     61,182
           (45,018)
            (2,074)
      ------------
            14,090
      ------------
           919,805
          (718,109)
      ------------
           201,696
           128,746
           996,433
      ------------
         1,326,875
      ------------
      $  1,340,965
      ============

                         MAINSTAY VP                                                                                   ALGER
      MAINSTAY VP          MODERATE         MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                          AMERICAN
        MODERATE            GROWTH            S&P 500          SMALL CAP           TOTAL          MAINSTAY VP        LEVERAGED
      ALLOCATION--       ALLOCATION--         INDEX--          GROWTH--          RETURN--           VALUE--          ALL CAP--
    INITIAL CLASS(A)   INITIAL CLASS(A)    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    CLASS O SHARES
    -----------------------------------------------------------------------------------------------------------------------------
      $     51,473       $     92,839      $  1,411,905      $         --      $    397,280      $    294,159      $         --
           (11,889)           (22,561)       (1,435,540)         (112,563)         (353,649)         (418,235)               --
              (961)            (1,771)         (149,344)           (6,112)          (43,769)          (47,786)               --
      ------------       ------------      ------------      ------------      ------------      ------------      ------------
            38,623             68,507          (172,979)         (118,675)             (138)         (171,862)               --
      ------------       ------------      ------------      ------------      ------------      ------------      ------------
           189,136            139,291        21,125,695         3,265,123         5,142,448         6,635,259             6,121
          (183,656)          (134,511)      (18,360,250)       (2,075,979)       (4,514,573)       (5,677,687)           (5,183)
      ------------       ------------      ------------      ------------      ------------      ------------      ------------
             5,480              4,780         2,765,445         1,189,144           627,875           957,572               938
            15,237             50,851                --               182           818,537         1,193,376                --
           267,250            575,739        33,544,161            84,224         3,791,599        10,616,743            21,303
      ------------       ------------      ------------      ------------      ------------      ------------      ------------
           287,967            631,370        36,309,606         1,273,550         5,238,011        12,767,691            22,241
      ------------       ------------      ------------      ------------      ------------      ------------      ------------
      $    326,590       $    699,877      $ 36,136,627      $  1,154,875      $  5,237,873      $ 12,595,829      $     22,241
      ============       ============      ============      ============      ============      ============      ============

          ALGER
         AMERICAN
          SMALL
     CAPITALIZATION--
      CLASS O SHARES
     ----------------
       $         --
           (231,451)
            (21,095)
       ------------
           (252,546)
       ------------
          5,238,200
         (3,591,817)
       ------------
          1,646,383
                 --
          6,120,976
       ------------
          7,767,359
       ------------
       $  7,514,813
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2006

                                           AMERICAN
                                          CENTURY VP         AMERICAN          AMERICAN           CALVERT         DREYFUS IP
                                           INFLATION        CENTURY VP        CENTURY VP          SOCIAL          TECHNOLOGY
                                         PROTECTION--     INTERNATIONAL--       VALUE--          BALANCED          GROWTH--
                                           CLASS II          CLASS II          CLASS II          PORTFOLIO      INITIAL SHARES
                                        ---------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $        558      $      1,896      $      3,734      $    111,077      $         --
 Mortality and expense risk charges....            --                --                --           (24,913)          (46,758)
 Administrative charges................            --                --                --            (1,680)           (2,880)
                                         ------------      ------------      ------------      ------------      ------------
     Net investment income (loss)......           558             1,896             3,734            84,484           (49,638)
                                         ------------      ------------      ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....           885            22,036           924,988           483,231         1,211,819
 Cost of investments sold..............          (919)          (16,811)         (866,010)         (459,311)       (1,016,492)
                                         ------------      ------------      ------------      ------------      ------------
     Net realized gain (loss) on
       investments.....................           (34)            5,225            58,978            23,920           195,327
 Realized gain distribution received...            --                --            26,486            85,237                --
 Change in unrealized appreciation
   (depreciation) on investments.......           (85)          162,983            97,415           173,269           174,254
                                         ------------      ------------      ------------      ------------      ------------
     Net gain (loss) on investments....          (119)          168,208           182,879           282,426           369,581
                                         ------------      ------------      ------------      ------------      ------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $        439      $    170,104      $    186,613      $    366,910      $    319,943
                                         ============      ============      ============      ============      ============

                                                                            JANUS ASPEN      JANUS ASPEN
                                                           JANUS ASPEN         SERIES           SERIES
                                                              SERIES          MID CAP         WORLDWIDE          MFS(R)
                                        FIDELITY(R) VIP     BALANCED--        GROWTH--         GROWTH--        INVESTORS
                                          OVERSEAS--      INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL    TRUST SERIES--
                                         INITIAL CLASS        SHARES           SHARES           SHARES       INITIAL CLASS
                                        -----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $     12,369      $  2,499,527     $         --     $  1,872,292     $        303
 Mortality and expense risk charges....            --          (619,336)              --         (576,257)              --
 Administrative charges................            --           (44,843)              --          (51,555)              --
                                         ------------      ------------     ------------     ------------     ------------
     Net investment income (loss)......        12,369         1,835,348               --        1,244,480              303
                                         ------------      ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....        30,075         8,312,331           17,898        8,384,616            2,186
 Cost of investments sold..............       (20,600)       (7,842,063)         (12,665)     (12,332,849)          (1,875)
                                         ------------      ------------     ------------     ------------     ------------
     Net realized gain (loss) on
       investments.....................         9,475           470,268            5,233       (3,948,233)             311
 Realized gain distribution received...         8,599                --               --               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......       245,426         8,856,290           21,266       20,145,775            7,021
                                         ------------      ------------     ------------     ------------     ------------
     Net gain (loss) on investments....       263,500         9,326,558           26,499       16,197,542            7,332
                                         ------------      ------------     ------------     ------------     ------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $    275,869      $ 11,161,906     $     26,499     $ 17,442,022     $      7,635
                                         ============      ============     ============     ============     ============

Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

(b) For the period March 23, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


      DREYFUS VIF                       FIDELITY(R) VIP                                       FIDELITY(R) VIP
      DEVELOPING      FIDELITY(R) VIP       EQUITY-       FIDELITY(R) VIP   FIDELITY(R) VIP     INVESTMENT      FIDELITY(R) VIP
       LEADERS--      CONTRAFUND(R)--      INCOME--          GROWTH--         INDEX 500--      GRADE BOND--        MID CAP--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $      1,289      $  2,226,468      $  2,064,566      $      1,332      $     26,064      $      8,202      $     11,154
               --          (923,098)         (332,461)               --                --                --                --
               --           (91,355)          (31,527)               --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
            1,289         1,212,015         1,700,578             1,332            26,064             8,202            11,154
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
           19,212        10,462,396         4,260,638             9,726         1,405,881             6,708         1,355,888
          (20,703)       (8,509,781)       (3,817,155)           (9,136)       (1,169,631)           (7,183)       (1,344,330)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
           (1,491)        1,952,615           443,483               590           236,250              (475)           11,558
           26,656        14,493,468         7,580,295                --                --               491           377,667
           (8,605)          296,300         1,461,661            30,165            43,851             1,700          (108,450)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
           16,560        16,742,383         9,485,439            30,755           280,101             1,716           280,775
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $     17,849      $ 17,954,398      $ 11,186,017      $     32,087      $    306,165      $      9,918      $    291,929
     ============      ============      ============      ============      ============      ============      ============

                                                             NEUBERGER
      MFS(R) NEW          MFS(R)            MFS(R)          BERMAN AMT           PIMCO             PIMCO             PIMCO
       DISCOVERY         RESEARCH          UTILITIES          MID-CAP        GLOBAL BOND--     REAL RETURN--    TOTAL RETURN--
       SERIES--          SERIES--          SERIES--          GROWTH--       ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I       CLASS SHARES(B)    CLASS SHARES      CLASS SHARES
    ---------------------------------------------------------------------------------------------------------------------------
     $         --      $         --      $      2,115      $         --      $        224      $        135      $        414
               --                --                --                --                --                --                --
               --                --                --                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
               --                --             2,115                --               224               135               414
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
            1,770               115             7,111            18,041               466             1,177             2,565
           (1,434)             (113)           (5,179)          (11,831)             (456)           (1,220)           (2,634)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
              336                 2             1,932             6,210                10               (43)              (69)
            1,277                --             4,017                --                --               122                75
            9,690                --            32,478             5,195                65              (124)              213
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
           11,303                 2            38,427            11,405                75               (45)              219
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
     $     11,303      $          2      $     40,542      $     11,405      $        299      $         90      $        633
     ============      ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2006

                                                                                                     T. ROWE
                                             ROYCE              ROYCE             T. ROWE             PRICE
                                           MICRO-CAP          SMALL-CAP         PRICE EQUITY         LIMITED-
                                          PORTFOLIO--        PORTFOLIO--           INCOME           TERM BOND
                                        INVESTMENT CLASS   INVESTMENT CLASS      PORTFOLIO          PORTFOLIO
                                        -------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................   $     8,069        $     1,460        $   878,994        $     6,985
 Mortality and expense risk charges....       (15,530)            (9,078)          (285,282)                --
 Administrative charges................          (914)              (467)           (17,457)                --
                                          -----------        -----------        -----------        -----------
     Net investment income (loss)......        (8,375)            (8,085)           576,255              6,985
                                          -----------        -----------        -----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....     1,642,381            346,595          3,704,389              4,381
 Cost of investments sold..............    (1,631,561)          (330,201)        (3,115,287)            (4,650)
                                          -----------        -----------        -----------        -----------
     Net realized gain (loss) on
       investments.....................        10,820             16,394            589,102               (269)
 Realized gain distribution received...       245,778            108,693          1,645,003                 --
 Change in unrealized appreciation
   (depreciation) on investments.......       104,550             77,893          6,566,060                430
                                          -----------        -----------        -----------        -----------
     Net gain (loss) on investments....       361,148            202,980          8,800,165                161
                                          -----------        -----------        -----------        -----------
       Net increase (decrease) in net
        assets resulting from
        operations.....................   $   352,773        $   194,895        $ 9,376,420        $     7,146
                                          ===========        ===========        ===========        ===========

Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

(b) For the period March 23, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                   VAN KAMPEN      VAN KAMPEN     VAN KAMPEN
      VAN ECK                     UIF EMERGING    UIF EMERGING     UIF U.S.
     WORLDWIDE       VAN ECK        MARKETS         MARKETS          REAL
     ABSOLUTE       WORLDWIDE        DEBT--         EQUITY--       ESTATE--
      RETURN       HARD ASSETS      CLASS I         CLASS I         CLASS I
    -------------------------------------------------------------------------
    $       --     $    2,304     $     4,614     $   349,568     $     1,043
            --        (42,378)             --        (244,947)             --
            --         (2,938)             --         (22,095)             --
    -----------    -----------    -----------     -----------     -----------
            --        (43,012)          4,614          82,526           1,043
    -----------    -----------    -----------     -----------     -----------
         1,009      2,037,036          12,327       6,198,005          18,342
        (1,007)    (1,859,719)        (12,142)     (2,949,598)        (12,149)
    -----------    -----------    -----------     -----------     -----------
             2        177,317             185       3,248,407           6,193
            --        196,066           1,002       1,073,575           6,261
         4,154        955,504             100      10,078,881          14,577
    -----------    -----------    -----------     -----------     -----------
         4,156      1,328,887           1,287      14,400,863          27,031
    -----------    -----------    -----------     -----------     -----------
    $    4,156     $1,285,875     $     5,901     $14,483,389     $    28,074
    ===========    ===========    ===========     ===========     ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2006
and December 31, 2005


                                                               MAINSTAY VP                   MAINSTAY VP
                                                               BALANCED--                      BOND--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2006         2005(A)          2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    184,496   $     44,669   $    167,738   $    747,949
    Net realized gain (loss) on investments..........        76,842          2,784        (27,827)        (2,178)
    Realized gain distribution received..............       127,368         36,442             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................       767,998        265,491        918,760       (298,989)
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,156,704        349,386      1,058,671        446,782
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     1,650,893        483,546      4,110,236      4,634,158
    Cost of insurance................................      (493,865)      (121,543)    (1,769,389)    (1,858,879)
    Policyowners' surrenders.........................      (163,974)       (70,852)    (1,459,353)    (1,764,259)
    Net transfers from (to) Fixed Account............       654,003        454,599         45,407       (219,686)
    Transfers between Investment Divisions...........     1,084,636      3,598,325     (1,258,264)      (167,405)
    Policyowners' death benefits.....................       (22,514)            --        (86,966)       (90,864)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --      5,000,000             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............     2,709,179      9,344,075       (418,329)       533,065
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (1,692)          (119)        (1,157)          (483)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     3,864,191      9,693,342        639,185        979,364
NET ASSETS:
    Beginning of year................................     9,693,342             --     27,570,577     26,591,213
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 13,557,533   $  9,693,342   $ 28,209,762   $ 27,570,577
                                                       ============   ============   ============   ============

                                                               MAINSTAY VP                   MAINSTAY VP
                                                              CONVERTIBLE--                FLOATING RATE--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006         2005(A)
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   675,062    $    356,779   $  1,582,335   $    580,930
    Net realized gain (loss) on investments..........      435,100        (210,564)       (26,760)        (1,249)
    Realized gain distribution received..............           --              --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    2,230,893       1,800,759        (98,692)       (18,644)
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    3,341,055       1,946,974      1,456,883        561,037
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    5,336,171       5,864,157      2,038,825        107,620
    Cost of insurance................................   (2,201,823)     (2,161,084)      (293,311)       (42,749)
    Policyowners' surrenders.........................   (1,442,690)     (1,576,266)       (86,156)        (1,898)
    Net transfers from (to) Fixed Account............     (683,745)       (479,237)       339,532        195,542
    Transfers between Investment Divisions...........   (1,492,159)     (1,247,829)     2,279,784      1,696,541
    Policyowners' death benefits.....................     (103,107)        (44,406)       (21,433)            --
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....           --              --             --     22,500,000
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............     (587,353)        355,335      4,257,241     24,455,056
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (5,141)           (665)        (2,143)          (622)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    2,748,561       2,301,644      5,711,981     25,015,471
NET ASSETS:
    Beginning of year................................   34,285,204      31,983,560     25,015,471             --
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $37,033,765    $ 34,285,204   $ 30,727,452   $ 25,015,471
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.
(e) For the period March 23, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                               MAINSTAY VP
            MAINSTAY VP                                                 MAINSTAY VP           CONSERVATIVE
      CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--          ALLOCATION--
           INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS          INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   -------------
        2006           2005           2006           2005           2006           2005          2006(D)
    -------------------------------------------------------------------------------------------------------
    $   (623,951)  $ (1,423,513)  $  1,414,527   $    875,700   $    (39,062)  $    410,914   $     10,721
        (295,827)    (2,753,952)           108           (708)    (1,656,043)    (2,867,863)         3,126
              --             --             --             --      2,494,358      1,216,990          4,117
       9,449,072     20,969,966         (1,091)         1,436     15,185,838      8,065,442         53,678
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
       8,529,294     16,792,501      1,413,544        876,428     15,985,091      6,825,483         71,642
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
      35,682,308     40,808,867     10,305,071     11,045,174     14,202,977     15,838,557         39,910
     (18,028,144)   (19,144,975)    (3,123,412)    (3,325,799)    (6,978,415)    (7,114,287)       (24,919)
     (11,440,367)   (11,880,043)    (3,135,721)    (2,456,178)    (5,260,714)    (4,654,107)           398
      (5,451,857)    (5,680,321)       445,445     (2,121,110)    (1,752,585)    (2,050,547)       120,518
     (14,101,293)   (17,128,117)    (6,150,191)    (3,214,828)    (3,431,856)    (5,392,163)     1,020,621
        (498,071)      (752,638)      (385,195)       (24,364)      (264,460)      (142,973)            --
              --             --             --             --             --             --        250,000
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
     (13,837,424)   (13,777,227)    (2,044,003)       (97,105)    (3,485,053)    (3,515,520)     1,406,528
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (24,794)         6,386         (1,269)          (914)       (26,436)         2,681            (76)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (5,332,924)     3,021,660       (631,728)       778,409     12,473,602      3,312,644      1,478,094
     234,540,757    231,519,097     34,022,853     33,244,444    102,992,199     99,679,555             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $229,207,833   $234,540,757   $ 33,391,125   $ 34,022,853   $115,465,801   $102,992,199   $  1,478,094
    ============   ============   ============   ============   ============   ============   ============

                                   MAINSTAY VP            MAINSTAY VP
            MAINSTAY VP              GROWTH               HIGH YIELD                    MAINSTAY VP
           GOVERNMENT--           ALLOCATION--         CORPORATE BOND--            ICAP SELECT EQUITY--
           INITIAL CLASS          INITIAL CLASS          INITIAL CLASS                 INITIAL CLASS
    ---------------------------   -------------   ---------------------------   ---------------------------
        2006           2005          2006(D)          2006           2005           2006           2005
    -------------------------------------------------------------------------------------------------------
    $     67,605   $    531,187   $     32,936    $  1,359,921   $  4,905,267   $    (24,976)  $     50,808
         (94,642)        14,755          8,718         282,478       (734,818)       451,060         80,355
              --             --         42,862              --             --         54,400        102,386
         713,620       (176,880)       478,580       8,808,354     (2,041,994)     1,333,253        242,770
    ------------   ------------   ------------    ------------   ------------   ------------   ------------
         686,583        369,062        563,096      10,450,753      2,128,455      1,813,737        476,319
    ------------   ------------   ------------    ------------   ------------   ------------   ------------
       2,835,508      3,207,056      1,505,875      13,964,099     14,240,088      1,539,275      1,819,463
      (1,238,148)    (1,308,582)      (292,953)     (6,420,681)    (6,325,100)      (575,700)      (577,884)
      (3,082,888)      (875,808)       (44,005)     (3,818,480)    (3,820,398)      (636,759)      (266,605)
        (171,002)      (403,702)       854,160        (349,654)      (625,145)      (518,068)       (60,739)
        (611,485)      (826,108)     4,471,947      (1,220,079)    (1,475,105)       340,969         91,424
         (80,939)      (158,301)        (2,610)       (360,584)      (173,946)       (45,519)        (4,832)
              --             --        250,000              --             --             --             --
    ------------   ------------   ------------    ------------   ------------   ------------   ------------
      (2,348,954)      (365,445)     6,742,414       1,794,621      1,820,394        104,198      1,000,827
    ------------   ------------   ------------    ------------   ------------   ------------   ------------
            (774)          (450)          (483)        (10,612)          (961)        (2,167)           109
    ------------   ------------   ------------    ------------   ------------   ------------   ------------
      (1,663,145)         3,167      7,305,027      12,234,762      3,947,888      1,915,768      1,477,255
      20,095,726     20,092,559             --      91,665,586     87,717,698      9,980,322      8,503,067
    ------------   ------------   ------------    ------------   ------------   ------------   ------------
    $ 18,432,581   $ 20,095,726   $  7,305,027    $103,900,348   $ 91,665,586   $ 11,896,090   $  9,980,322
    ============   ============   ============    ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005


                                                               MAINSTAY VP                   MAINSTAY VP
                                                            INCOME & GROWTH--          INTERNATIONAL EQUITY--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $     14,090   $     56,871   $   (123,767)  $    413,843
    Net realized gain (loss) on investments..........       201,696         57,886      1,412,352        319,888
    Realized gain distribution received..............       128,746             --        526,683      1,416,285
    Change in unrealized appreciation (depreciation)
      on investments.................................       996,433        217,968     10,597,704        180,560
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     1,340,965        332,725     12,412,972      2,330,576
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     1,479,847      1,572,186      7,507,393      5,548,108
    Cost of insurance................................      (513,138)      (487,867)    (2,599,822)    (1,877,198)
    Policyowners' surrenders.........................      (364,630)      (374,012)    (2,996,207)    (1,092,966)
    Net transfers from (to) Fixed Account............        82,134        (83,031)        57,909        317,083
    Transfers between Investment Divisions...........       344,500        180,898      7,753,885      7,735,554
    Policyowners' death benefits.....................          (625)       (14,578)       (98,769)       (47,426)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............     1,028,088        793,596      9,624,389     10,583,155
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (1,708)           293        (15,044)           (51)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     2,367,345      1,126,614     22,022,317     12,913,680
NET ASSETS:
    Beginning of year................................     8,038,050      6,911,436     35,482,644     22,568,964
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 10,405,395   $  8,038,050   $ 57,504,961   $ 35,482,644
                                                       ============   ============   ============   ============

                                                                        MAINSTAY VP
                                                        MAINSTAY VP      MODERATE
                                                         MODERATE         GROWTH               MAINSTAY VP
                                                       ALLOCATION--    ALLOCATION--          S&P 500 INDEX--
                                                       INITIAL CLASS   INITIAL CLASS          INITIAL CLASS
                                                       -------------   -------------   ---------------------------
                                                          2006(D)         2006(D)          2006           2005
                                                       -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $     38,623    $     68,507    $   (172,979)  $  1,540,757
    Net realized gain (loss) on investments..........         5,480           4,780       2,765,445      1,294,476
    Realized gain distribution received..............        15,237          50,851              --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................       267,250         575,739      33,544,161      7,257,600
                                                       ------------    ------------    ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................       326,590         699,877      36,136,627     10,092,833
                                                       ------------    ------------    ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       490,192       1,494,839      41,013,796     42,908,972
    Cost of insurance................................      (139,136)       (310,541)    (17,271,660)   (17,378,685)
    Policyowners' surrenders.........................        (6,528)        (41,631)    (12,184,081)   (12,782,137)
    Net transfers from (to) Fixed Account............     1,113,494       1,016,624      (5,815,729)    (3,379,019)
    Transfers between Investment Divisions...........     3,329,596       7,349,484     (10,051,777)    (5,641,683)
    Policyowners' death benefits.....................            --              --        (632,673)      (277,635)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....       250,000         250,000              --             --
                                                       ------------    ------------    ------------   ------------
      Net contributions and (withdrawals)............     5,037,618       9,758,775      (4,942,124)     3,449,813
                                                       ------------    ------------    ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          (297)           (533)        (54,190)         8,662
                                                       ------------    ------------    ------------   ------------
        Increase (decrease) in net assets............     5,363,911      10,458,119      31,140,313     13,551,308
NET ASSETS:
    Beginning of year................................            --              --     248,601,690    235,050,382
                                                       ------------    ------------    ------------   ------------
    End of year......................................  $  5,363,911    $ 10,458,119    $279,742,003   $248,601,690
                                                       ============    ============    ============   ============

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.
(e) For the period March 23, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
        LARGE CAP GROWTH--              MID CAP CORE--               MID CAP GROWTH--               MID CAP VALUE--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $    (71,587)  $    (78,916)  $   (155,831)  $     26,877   $   (205,076)  $   (114,042)  $   (178,452)  $    111,677
        (115,888)      (392,922)       570,751      2,251,344      1,670,659      1,495,787      1,239,123      1,647,051
              --             --        193,087      2,107,123        698,371         14,268        511,985      1,538,346
       1,385,239      1,079,428      3,045,102     (1,644,226)       714,133      2,596,203      3,170,449     (1,665,693)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,197,764        607,590      3,653,109      2,741,118      2,878,087      3,992,216      4,743,105      1,631,381
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,452,143      3,716,442      5,827,196      4,416,197      8,341,861      6,282,841      7,304,282      6,688,795
      (1,196,150)    (1,155,862)    (1,730,190)    (1,179,467)    (2,630,395)    (1,901,127)    (2,397,445)    (1,990,887)
        (905,845)      (816,778)      (904,608)      (897,013)    (1,457,530)    (1,013,183)    (1,120,349)      (999,021)
        (107,052)      (285,745)       (58,503)        (2,294)       120,659        490,384       (109,863)       208,221
        (416,362)    (1,660,848)     2,490,092      6,133,379        726,262      6,487,698     (1,652,676)     5,874,289
         (17,652)       (14,918)       (24,426)       (23,890)      (102,268)       (38,954)      (105,294)       (32,839)
              --             --             --     (6,789,924)            --     (5,736,564)            --     (6,352,999)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         809,082       (217,709)     5,599,561      1,656,988      4,998,589      4,571,095      1,918,655      3,395,559
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (2,021)           980         (4,372)          (241)        (4,958)           (51)        (5,301)         1,161
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,004,825        390,861      9,248,298      4,397,865      7,871,718      8,563,260      6,656,459      5,028,101
      17,531,197     17,140,336     22,693,712     18,295,847     31,819,260     23,256,000     33,937,867     28,909,766
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 19,536,022   $ 17,531,197   $ 31,942,010   $ 22,693,712   $ 39,690,978   $ 31,819,260   $ 40,594,326   $ 33,937,867
    ============   ============   ============   ============   ============   ============   ============   ============

                                                                                                    ALGER AMERICAN
            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                    LEVERAGED
        SMALL CAP GROWTH--              TOTAL RETURN--                    VALUE--                      ALL CAP--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                CLASS O SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $   (118,675)  $    (81,539)  $       (138)  $    543,771   $   (171,862)  $    433,218   $         --   $         --
       1,189,144        751,736        627,875        429,040        957,572        709,550            938         11,781
             182        340,554        818,537             --      1,193,376             --             --             --
          84,224       (540,131)     3,791,599      2,400,126     10,616,743      2,569,699         21,303          1,581
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,154,875        470,620      5,237,873      3,372,937     12,595,829      3,712,467         22,241         13,362
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,033,363      5,038,270      8,752,763      9,477,625     10,308,280     10,962,333         61,342          4,147
      (1,480,533)    (1,373,190)    (4,668,260)    (4,795,095)    (4,865,757)    (4,896,380)        (6,117)        (3,106)
        (760,448)      (571,035)    (2,921,011)    (2,883,594)    (3,816,482)    (3,546,615)            --             --
        (442,258)       139,358     (1,261,664)      (892,678)      (955,737)      (965,333)        25,189        354,076
      (1,698,081)       699,234     (2,090,911)    (3,056,101)    (1,911,322)    (1,987,322)            --       (356,469)
         (49,352)       (14,280)      (140,331)      (123,829)      (258,554)      (167,704)            --             --
              --     (5,081,248)            --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         602,691     (1,162,891)    (2,329,414)    (2,273,672)    (1,499,572)      (601,021)        80,414         (1,352)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (2,222)         2,162         (9,304)           490        (19,016)         1,297             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,755,344       (690,109)     2,899,155      1,099,755     11,077,241      3,112,743        102,655         12,010
      19,797,549     20,487,658     60,730,877     59,631,122     70,714,154     67,601,411         75,703         63,693
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 21,552,893   $ 19,797,549   $ 63,630,032   $ 60,730,877   $ 81,791,395   $ 70,714,154   $    178,358   $     75,703
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005


                                                             ALGER AMERICAN              AMERICAN CENTURY VP
                                                         SMALL CAPITALIZATION--        INFLATION PROTECTION--
                                                             CLASS O SHARES                   CLASS II
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (252,546)  $   (186,558)  $        558   $        142
    Net realized gain (loss) on investments..........     1,646,383      1,143,649            (34)             7
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     6,120,976      4,228,256            (85)          (188)
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     7,514,813      5,185,347            439            (39)
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     6,299,953      5,696,782         15,666         (1,079)
    Cost of insurance................................    (2,624,913)    (2,247,483)          (885)         1,088
    Policyowners' surrenders.........................    (2,014,546)    (1,852,059)            --             --
    Net transfers from (to) Fixed Account............      (467,623)       (15,204)        10,560             --
    Transfers between Investment Divisions...........       593,134         89,174             --          5,711
    Policyowners' death benefits.....................       (11,303)        (9,966)            --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............     1,774,702      1,661,244         25,341          5,720
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (13,466)        (1,711)            --             --
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     9,276,049      6,844,880         25,780          5,681
NET ASSETS:
    Beginning of year................................    39,156,082     32,311,202          6,387            706
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 48,432,131   $ 39,156,082   $     32,167   $      6,387
                                                       ============   ============   ============   ============


                                                               DREYFUS VIF                 FIDELITY(R) VIP
                                                          DEVELOPING LEADERS--             CONTRAFUND(R)--
                                                             INITIAL SHARES                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $      1,289   $         --   $  1,212,015   $   (401,919)
    Net realized gain (loss) on investments..........        (1,491)        64,884      1,952,615        370,774
    Realized gain distribution received..............        26,656             --     14,493,468         23,014
    Change in unrealized appreciation (depreciation)
      on investments.................................        (8,605)       (40,629)       296,300     21,403,690
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................        17,849         24,255     17,954,398     21,395,559
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............        41,041         25,958     24,732,959     22,641,007
    Cost of insurance................................        (9,880)        (8,664)    (9,999,429)    (8,749,572)
    Policyowners' surrenders.........................            --             --     (7,964,078)    (6,041,079)
    Net transfers from (to) Fixed Account............       505,737        354,174       (946,564)    (1,451,177)
    Transfers between Investment Divisions...........        (5,296)      (349,391)     1,329,542     10,543,787
    Policyowners' death benefits.....................            --             --       (291,522)      (150,474)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............       531,602         22,077      6,860,908     16,792,492
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............            --             --        (34,048)        (9,869)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............       549,451         46,332     24,781,258     38,178,182
NET ASSETS:
    Beginning of year................................       325,730        279,398    158,480,784    120,302,602
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $    875,181   $    325,730   $183,262,042   $158,480,784
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.
(e) For the period March 23, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                           AMERICAN
        AMERICAN CENTURY VP               CENTURY VP                      CALVERT                     DREYFUS IP
          INTERNATIONAL--                   VALUE--                   SOCIAL BALANCED             TECHNOLOGY GROWTH--
             CLASS II                      CLASS II                      PORTFOLIO                  INITIAL SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $      1,896   $        577   $      3,734   $      6,970   $     84,484   $     57,977   $    (49,638)  $    (31,845)
           5,225         12,045         58,978        (31,043)        23,920         (7,119)       195,327         60,626
              --             --         26,486         97,719         85,237             --             --             --
         162,983          7,247         97,415        (86,192)       173,269        162,032        174,254        258,273
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         170,104         19,869        186,613        (12,546)       366,910        212,890        319,943        287,054
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         106,121         12,741         46,827          9,724        725,269        836,288      2,203,434      2,210,358
         (16,343)        (5,602)       (29,830)       (16,350)      (301,651)      (296,970)      (814,807)      (738,427)
          (2,172)            --         (8,507)            --       (225,957)      (212,851)      (300,866)      (216,159)
          96,008        354,089         52,650             --            307         29,529         38,489        434,623
       1,218,736       (315,506)       910,134       (663,565)       (59,167)       (17,616)      (293,416)    (1,021,160)
              --             --             --             --        (15,230)       (16,470)        (1,942)        (6,097)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,402,350         45,722        971,274       (670,191)       123,571        321,910        830,892        663,138
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --             --             --           (492)            (9)          (325)           464
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,572,454         65,591      1,157,887       (682,737)       489,989        534,791      1,150,510        950,656
         118,948         53,357        290,496        973,233      4,465,454      3,930,663      8,181,413      7,230,757
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  1,691,402   $    118,948   $  1,448,383   $    290,496   $  4,955,443   $  4,465,454   $  9,331,923   $  8,181,413
    ============   ============   ============   ============   ============   ============   ============   ============


          FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
          EQUITY-INCOME--                  GROWTH--                     INDEX 500--             INVESTMENT GRADE BOND--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $  1,700,578   $    509,670   $      1,332   $      1,569   $     26,064   $     15,357   $      8,202   $      1,053
         443,483         21,215            590         56,800        236,250          2,539           (475)          (331)
       7,580,295      1,724,741             --             --             --             --            491            636
       1,461,661        542,561         30,165        (32,635)        43,851         31,337          1,700          3,070
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      11,186,017      2,798,187         32,087         25,734        306,165         49,233          9,918          4,428
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       9,328,651      9,296,572         13,272          2,860         93,536         30,218         27,466          1,000
      (3,679,183)    (3,411,082)       (10,447)        (6,147)       (45,247)       (24,475)        (7,003)        (2,058)
      (3,599,786)    (2,283,427)            --             --         (7,508)            --             --             --
         102,689       (364,648)       746,397        470,142         69,528          1,426        181,691          3,873
       3,231,710        478,756          2,501       (465,325)       (92,324)       522,866             --        166,232
        (101,004)      (100,685)            --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,283,077      3,615,486        751,723          1,530         17,985        530,035        202,154        169,047
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (15,230)         1,175             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      16,453,864      6,414,848        783,810         27,264        324,150        579,268        212,072        173,475
      54,940,329     48,525,481        343,738        316,474      1,485,699        906,431        201,620         28,145
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 71,394,193   $ 54,940,329   $  1,127,548   $    343,738   $  1,809,849   $  1,485,699   $    413,692   $    201,620
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005


                                                            FIDELITY(R) VIP             FIDELITY(R) VIP
                                                               MID CAP--                  OVERSEAS--
                                                             INITIAL CLASS               INITIAL CLASS
                                                       -------------------------   -------------------------
                                                          2006          2005          2006          2005
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    11,154   $        --   $    12,369   $     3,714
    Net realized gain (loss) on investments..........       11,558       245,078         9,475         2,660
    Realized gain distribution received..............      377,667        30,105         8,599         2,907
    Change in unrealized appreciation (depreciation)
      on investments.................................     (108,450)       23,478       245,426       192,153
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      291,929       298,661       275,869       201,434
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      369,175        69,725       150,720        48,109
    Cost of insurance................................      (99,825)      (93,253)      (30,623)      (17,843)
    Policyowners' surrenders.........................      (48,661)           --        (5,724)           --
    Net transfers from (to) Fixed Account............       39,671        15,035       418,353         1,469
    Transfers between Investment Divisions...........     (286,462)      881,520        27,011       601,241
    Policyowners' death benefits.....................           --            --            --            --
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............      (26,102)      873,027       559,737       632,976
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............           --            --            --            --
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............      265,827     1,171,688       835,606       834,410
NET ASSETS:
    Beginning of year................................    2,971,926     1,800,238     1,359,764       525,354
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $ 3,237,753   $ 2,971,926   $ 2,195,370   $ 1,359,764
                                                       ===========   ===========   ===========   ===========


                                                                MFS(R)                      MFS(R)
                                                        NEW DISCOVERY SERIES--         RESEARCH SERIES--
                                                             INITIAL CLASS               INITIAL CLASS
                                                       -------------------------   -------------------------
                                                          2006          2005          2006          2005
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $        --   $        --   $        --   $         1
    Net realized gain (loss) on investments..........          336           120             2             8
    Realized gain distribution received..............        1,277            --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................        9,690         3,231            --            (3)
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................       11,303         3,351             2             6
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............        1,660         2,739            --           882
    Cost of insurance................................       (1,828)       (1,375)         (115)         (851)
    Policyowners' surrenders.........................           --            --            --            --
    Net transfers from (to) Fixed Account............       22,234         1,959            --            --
    Transfers between Investment Divisions...........           --            --            --            --
    Policyowners' death benefits.....................           --            --            --            --
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............       22,066         3,323          (115)           31
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............           --            --            --            --
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............       33,369         6,674          (113)           37
NET ASSETS:
    Beginning of year................................       68,838        62,164           117            80
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $   102,207   $    68,838   $         4   $       117
                                                       ===========   ===========   ===========   ===========

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.
(e) For the period March 23, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


        JANUS ASPEN SERIES            JANUS ASPEN SERIES             JANUS ASPEN SERIES                   MFS(R)
            BALANCED--                 MID CAP GROWTH--              WORLDWIDE GROWTH--          INVESTORS TRUST SERIES--
       INSTITUTIONAL SHARES          INSTITUTIONAL SHARES           INSTITUTIONAL SHARES               INITIAL CLASS
    ---------------------------   ---------------------------   -----------------------------   ---------------------------
        2006           2005           2006           2005            2006            2005           2006           2005
    -----------------------------------------------------------------------------------------------------------------------
    $  1,835,348   $  1,882,788   $         --   $         --    $  1,244,480    $    798,267   $        303   $        318
         470,268       (246,674)         5,233            686      (3,948,233)     (6,021,427)           311            243
              --             --             --             --              --              --             --             --
       8,856,290      6,082,531         21,266         13,759      20,145,775      10,329,601          7,021          3,585
    ------------   ------------   ------------   ------------    ------------    ------------   ------------   ------------
      11,161,906      7,718,645         26,499         14,445      17,442,022       5,106,441          7,635          4,146
    ------------   ------------   ------------   ------------    ------------    ------------   ------------   ------------
      17,237,095     18,974,336         28,301          6,603      16,058,034      18,997,332             --          1,174
      (7,246,147)    (7,320,750)        (6,697)        (4,348)     (6,666,844)     (6,993,591)        (2,191)        (3,254)
      (5,701,601)    (4,648,885)            --             --      (4,615,502)     (5,355,473)            --             --
      (2,145,520)    (1,746,653)        34,277             --      (1,737,544)     (1,991,447)            --             --
      (4,737,713)    (5,881,511)        60,164          1,936      (6,512,629)     (8,434,892)         2,858             --
        (244,992)      (249,014)            --             --        (212,065)       (145,184)            --             --
    ------------   ------------   ------------   ------------    ------------    ------------   ------------   ------------
      (2,838,878)      (872,477)       116,045          4,191      (3,686,550)     (3,923,255)           667         (2,080)
    ------------   ------------   ------------   ------------    ------------    ------------   ------------   ------------
         (15,625)        (1,596)            --             --         (22,434)          2,998             --             --
    ------------   ------------   ------------   ------------    ------------    ------------   ------------   ------------
       8,307,403      6,844,572        142,544         18,636      13,733,038       1,186,184          8,302          2,066
     112,003,563    105,158,991        132,345        113,709     102,392,651     101,206,467         60,293         58,227
    ------------   ------------   ------------   ------------    ------------    ------------   ------------   ------------
    $120,310,966   $112,003,563   $    274,889   $    132,345    $116,125,689    $102,392,651   $     68,595   $     60,293
    ============   ============   ============   ============    ============    ============   ============   ============

                                                                    PIMCO
                                                                    GLOBAL                  PIMCO
              MFS(R)                   NEUBERGER BERMAN             BOND--              REAL RETURN--
        UTILITIES SERIES--           AMT MID-CAP GROWTH--       ADMINISTRATIVE         ADMINISTRATIVE
           INITIAL CLASS                    CLASS I              CLASS SHARES           CLASS SHARES
    ---------------------------   ---------------------------   --------------   ---------------------------
        2006           2005           2006           2005          2006(E)           2006         2005(B)
    -----------------------------------------------------------------------------------------------------------------------
    $      2,115   $        113   $         --   $         --    $        224    $        135   $         19
           1,932          3,903          6,210          7,287              10             (43)           (36)
           4,017             --             --             --              --             122             17
          32,478          1,188          5,195          2,717              65            (124)           (18)
    ------------   ------------   ------------   ------------    ------------    ------------   ------------
          40,542          5,204         11,405         10,004             299              90            (18)
    ------------   ------------   ------------   ------------    ------------    ------------   ------------
          86,978          2,799          7,575          5,186             734           3,980             --
          (9,244)        (2,854)        (5,671)        (5,645)           (491)         (1,136)          (292)
              --             --             --             --              --              --             --
          64,401          1,426          3,391             --          30,589              31          1,883
           2,507         28,415         (3,025)       (22,004)             --              --             --
              --             --             --             --              --              --             --
    ------------   ------------   ------------   ------------    ------------    ------------   ------------
         144,642         29,786          2,270        (22,463)         30,832           2,875          1,591
    ------------   ------------   ------------   ------------    ------------    ------------   ------------
              --             --             --             --              --              --             --
    ------------   ------------   ------------   ------------    ------------    ------------   ------------
         185,184         34,990         13,675        (12,459)         31,131           2,965          1,573
          53,626         18,636         70,959         83,418              --           1,573             --
    ------------   ------------   ------------   ------------    ------------    ------------   ------------
    $    238,810   $     53,626   $     84,634   $     70,959    $     31,131    $      4,538   $      1,573
    ============   ============   ============   ============    ============    ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2006
and December 31, 2005

                                                                  PIMCO                         ROYCE
                                                             TOTAL RETURN--                   MICRO-CAP
                                                             ADMINISTRATIVE                  PORTFOLIO--
                                                              CLASS SHARES                INVESTMENT CLASS
                                                       ---------------------------   ---------------------------
                                                           2006         2005(B)          2006         2005(C)
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $        414   $         66   $     (8,375)  $        559
    Net realized gain (loss) on investments..........           (69)          (113)        10,820            (51)
    Realized gain distribution received..............            75             73        245,778          1,689
    Change in unrealized appreciation (depreciation)
      on investments.................................           213            (72)       104,550           (833)
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................           633            (46)       352,773          1,364
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............        11,025             --        990,710          8,073
    Cost of insurance................................        (2,565)          (879)      (208,747)          (529)
    Policyowners' surrenders.........................            --             --        (23,255)        (1,689)
    Net transfers from (to) Fixed Account............            --          5,650        271,455          7,189
    Transfers between Investment Divisions...........            --             --      3,000,377        290,816
    Policyowners' death benefits.....................            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............         8,460          4,771      4,030,540        303,860
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............            --             --           (323)            --
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............         9,093          4,725      4,382,990        305,224
NET ASSETS:
    Beginning of year................................         4,725             --        305,224             --
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $     13,818   $      4,725   $  4,688,214   $    305,224
                                                       ============   ============   ============   ============

                                                                 VAN ECK
                                                                WORLDWIDE                      VAN ECK
                                                                ABSOLUTE                      WORLDWIDE
                                                                 RETURN                      HARD ASSETS
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $         --   $         --   $    (43,012)  $        127
    Net realized gain (loss) on investments..........             2             --        177,317          2,583
    Realized gain distribution received..............            --             --        196,066             --
    Change in unrealized appreciation (depreciation)
      on investments.................................         4,154             --        955,504        129,029
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................         4,156             --      1,285,875        131,739
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............        22,507             --      2,273,649        144,914
    Cost of insurance................................        (1,143)            --       (623,656)       (16,384)
    Policyowners' surrenders.........................            --             --       (186,568)            --
    Net transfers from (to) Fixed Account............       143,883             --        747,006         18,781
    Transfers between Investment Divisions...........         1,793             --      8,912,465        973,377
    Policyowners' death benefits.....................            --             --         (9,423)            --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............       167,040             --     11,113,473      1,120,688
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............            --             --         (1,289)            --
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............       171,196             --     12,398,059      1,252,427
NET ASSETS:
    Beginning of year................................            --             --      1,282,918         30,491
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $    171,196   $         --   $ 13,680,977   $  1,282,918
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.
(e) For the period March 23, 2006 (Commencement of Operations) through December 31, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


               ROYCE
             SMALL-CAP                   T. ROWE PRICE                 T. ROWE PRICE
            PORTFOLIO--                  EQUITY INCOME               LIMITED-TERM BOND
         INVESTMENT CLASS                  PORTFOLIO                     PORTFOLIO
    ---------------------------   ---------------------------   ---------------------------
        2006         2005(C)          2006           2005           2006           2005
    ---------------------------------------------------------------------------------------
    $     (8,085)  $         --   $    576,255   $    494,787   $      6,985   $      5,471
          16,394            (61)       589,102        229,686           (269)          (526)
         108,693          2,265      1,645,003      2,194,639             --             --
          77,893         (5,548)     6,566,060     (1,313,504)           430         (2,297)
    ------------   ------------   ------------   ------------   ------------   ------------
         194,895         (3,344)     9,376,420      1,605,608          7,146          2,648
    ------------   ------------   ------------   ------------   ------------   ------------
         451,364         17,585     10,573,375      9,018,193         22,969         (2,103)
        (120,165)        (1,233)    (3,227,548)    (2,733,224)        (3,368)        (1,173)
         (10,457)            --     (1,757,855)    (1,687,838)        (1,042)            --
         202,413            442       (477,876)       257,000         33,565             --
       1,487,806        320,775        666,394      7,271,971             --         (7,400)
              --             --       (139,329)       (74,188)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------
       2,010,961        337,569      5,637,161     12,051,914         52,124        (10,676)
    ------------   ------------   ------------   ------------   ------------   ------------
            (179)            --        (10,661)         1,156             --             --
    ------------   ------------   ------------   ------------   ------------   ------------
       2,205,677        334,225     15,002,920     13,658,678         59,270         (8,028)
         334,225             --     48,496,073     34,837,395        154,065        162,093
    ------------   ------------   ------------   ------------   ------------   ------------
    $  2,539,902   $    334,225   $ 63,498,993   $ 48,496,073   $    213,335   $    154,065
    ============   ============   ============   ============   ============   ============

            VAN KAMPEN                    VAN KAMPEN
           UIF EMERGING                  UIF EMERGING                   VAN KAMPEN
          MARKETS DEBT--               MARKETS EQUITY--           UIF U.S. REAL ESTATE--
              CLASS I                       CLASS I                       CLASS I
    ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------
    $      4,614   $      2,050   $     82,526   $    (45,861)  $      1,043   $        241
             185             57      3,248,407      1,205,409          6,193            429
           1,002            436      1,073,575             --          6,261            532
             100            583     10,078,881      7,299,536         14,577          3,431
    ------------   ------------   ------------   ------------   ------------   ------------
           5,901          3,126     14,483,389      8,459,084         28,074          4,633
    ------------   ------------   ------------   ------------   ------------   ------------
          51,583          4,073      6,403,632      4,499,681         36,959         15,295
          (2,049)          (839)    (2,723,418)    (1,791,252)        (8,844)        (2,633)
              --             --     (2,341,357)    (1,300,990)       (12,831)            --
           6,876          1,959       (326,790)      (276,353)       254,936          1,426
          (2,752)            --      5,432,818      4,646,309          7,515         12,120
              --             --        (53,989)       (34,657)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------
          53,658          5,193      6,390,896      5,742,738        277,735         26,208
    ------------   ------------   ------------   ------------   ------------   ------------
              --             --        (22,383)        (4,364)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------
          59,559          8,319     20,851,902     14,197,458        305,809         30,841
          31,873         23,554     36,740,006     22,542,548         47,817         16,976
    ------------   ------------   ------------   ------------   ------------   ------------
    $     91,432   $     31,873   $ 57,591,908   $ 36,740,006   $    353,626   $     47,817
    ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC VUL Separate Account-I ("VUL Separate Account-I") was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. VUL Separate Account-I funds Group 1 policies (Variable Universal Life ("VUL") and Survivorship Variable Universal Life ("SVUL") - Series 1), Group 2 policies (Variable Universal Life 2000 ("VUL 2000") - Series 1 and Single Premium Variable Universal Life ("SPVUL") - Series 1), Group 3 policies (Pinnacle Variable Universal Life ("Pinnacle VUL") and Pinnacle Survivorship Variable Universal Life ("Pinnacle SVUL")) and Group 4 policies (Variable Universal Life 2000 ("VUL 2000") - Series 2, Single Premium Variable Universal Life
("SPVUL") - Series 2 and 3, Survivorship Variable Universal Life
("SVUL") - Series 2 and Variable Universal Life Provider ("VUL Provider")). All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2 and Pinnacle SVUL policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of VUL Separate Account-1, which are in the accumulation phase, are invested in the shares of the MainStay VP Series Fund Inc., the Alger American Fund, the American Century Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity(R) Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Enhanced DCA Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account and the Enhanced DCA Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., Lord Abbett & Company, LLC, and Winslow Capital Management, Inc., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc. Effective July 3, 2006, Institutional Capital LLC ("ICAP"), a wholly-owned subsidiary of NYLIM Holdings, became an interim sub-adviser, having replaced The Dreyfus Corporation. At a special meeting of shareholders held on September 28, 2006, a new subadvisory agreement between NYLIM and ICAP was approved.

VUL Separate Account-1 offers sixty variable Investment Divisions, with their respective fund portfolios, in which Policyowners can invest premium payments. Thirty-six of these Investment Divisions are available to Group 1, Group 2 and Group 4 policies; forty-seven of these Investment Divisions are available for Group 3 policies.

The following Investment Divisions, with their respective Fund Portfolios, are available in this Separate Account:

MainStay VP Balanced
MainStay VP Bond
MainStay VP Capital Appreciation
MainStay VP Cash Management
MainStay VP Common Stock
MainStay VP Conservative Allocation
MainStay VP Convertible
MainStay VP Floating Rate
MainStay VP Government
MainStay VP Growth Allocation
MainStay VP High Yield Corporate Bond
MainStay VP ICAP Select Equity(1)
MainStay VP Income & Growth
MainStay VP International Equity
MainStay VP Large Cap Growth
MainStay VP Mid Cap Core
MainStay VP Mid Cap Growth
MainStay VP Mid Cap Value
MainStay VP Moderate Allocation
MainStay VP Moderate Growth Allocation
MainStay VP S&P 500 Index
MainStay VP Small Cap Growth
MainStay VP Total Return
MainStay VP Value
Alger American Leveraged All Cap--Class O Shares
Alger American Small Capitalization--Class O Shares
American Century VP Inflation Protection--Class II
American Century VP International--Class II
American Century VP Value--Class II
Calvert Social Balanced Portfolio
Dreyfus IP Technology Growth-Initial Shares
Dreyfus VIF Developing Leaders--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Growth--Initial Class
Fidelity(R) VIP Index 500--Initial Class
Fidelity(R) VIP Investment Grade Bond--Initial Class
Fidelity(R) VIP Mid Cap--Initial Class
Fidelity(R) VIP Overseas--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Mid Cap Growth--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) New Discovery Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth--Class I
PIMCO Global Bond--Administrative Class Shares
PIMCO Low Duration--Administrative Class Shares
PIMCO Real Return--Administrative Class Shares
PIMCO Total Return--Administrative Class Shares
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio
T. Rowe Price Limited-Term Bond Portfolio
Van Eck Worldwide Absolute Return
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Debt--Class I
Van Kampen UIF Emerging Markets Equity--Class I
Van Kampen UIF U.S. Real Estate--Class I

Not all investment divisions are available under all policies.

(1) Formerly MainStay VP Basic Value

All investments into the MainStay VP Series funds by VUL Separate Account-1 will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

At the close of the financial reporting period, there have been no investments in the following Investment Division: PIMCO Low Duration - Administrative Class Shares.

For SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the Free Look Period are allocated to the General Account of NYLIAC. After the Free Look Period, these premium payments are allocated in accordance with the Policyowner's instructions. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the Policyowner's instructions. Pinnacle VUL and SVUL policies issued on and after October 14, 2002 can have premium payments made in the first 12 policy months allocated to an Enhanced DCA Fixed Account. VUL 2000, VUL Provider and SVUL policies issued on and after February 11, 2005 can have premium payments made in the first 12 policy months allocated to a DCA Plus Account.

In addition, for all SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL, Pinnacle SVUL and VUL policies, the Policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts: An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the year 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures around fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining fair value of certain assets held by the individual funds that policies are invested in. The Standard is effective January 1, 2008, but could be adopted earlier by the individual funds.

The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred the last business day of the reporting period. These amounts will be deposited to or withdrawn from the Separate Account in accordance with the Policyowner's instructions on the first business day subsequent to the close of the period presented.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2006, the investments of VUL Separate Account-I are as follows:


                                                                              MAINSTAY VP
                                          MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                                          BALANCED--          BOND--        APPRECIATION--         CASH
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                        ---------------------------------------------------------------------
Number of shares......................        1,207             2,077             9,467            33,315
Identified cost.......................     $ 12,536          $ 28,195          $203,689          $ 33,314


                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                          ICAP SELECT        INCOME &        INTERNATIONAL       LARGE CAP
                                           EQUITY--          GROWTH--          EQUITY--          GROWTH--
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                        ---------------------------------------------------------------------
Number of shares......................          866               765             3,079             1,578
Identified cost.......................     $  9,229          $  8,307          $ 42,606          $ 17,233

  Investment activity for the year ended December 31, 2006 was as follows:


                                                                              MAINSTAY VP
                                          MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                                          BALANCED--          BOND--        APPRECIATION--         CASH
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                        ---------------------------------------------------------------------
Purchases.............................     $  4,090          $  3,156          $  4,697          $ 23,024
Proceeds from sales...................        1,046             3,386            19,146            23,602


                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                          ICAP SELECT        INCOME &        INTERNATIONAL       LARGE CAP
                                           EQUITY--          GROWTH--          EQUITY--          GROWTH--
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                        ---------------------------------------------------------------------
Purchases.............................     $  2,508          $  2,092          $ 13,430          $  2,869
Proceeds from sales...................        2,366               920             3,609             2,116

Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                                                           MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP                       MAINSTAY VP                       MAINSTAY VP       HIGH YIELD
        COMMON        CONSERVATIVE     MAINSTAY VP        FLOATING       MAINSTAY VP         GROWTH         CORPORATE
       STOCK--        ALLOCATION--    CONVERTIBLE--        RATE--        GOVERNMENT--     ALLOCATION--        BOND--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
          4,720              137            2,908            3,104            1,702              650            9,870
       $102,288         $  1,407         $ 30,632         $ 30,722         $ 18,614         $  6,738         $ 91,494


                                                                         MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP        MODERATE       MAINSTAY VP      MAINSTAY VP
       MID CAP          MID CAP          MID CAP          MODERATE          GROWTH          S&P 500         SMALL CAP
        CORE--          GROWTH--         VALUE--        ALLOCATION--     ALLOCATION--       INDEX--          GROWTH--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
          2,039            2,727            2,931              488              933            9,658            1,825
       $ 26,970         $ 31,739         $ 33,806         $  5,034         $  9,724         $215,419         $ 18,911


                                                                                                           MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP                       MAINSTAY VP                       MAINSTAY VP       HIGH YIELD
        COMMON        CONSERVATIVE     MAINSTAY VP        FLOATING       MAINSTAY VP         GROWTH         CORPORATE
       STOCK--        ALLOCATION--    CONVERTIBLE--        RATE--        GOVERNMENT--     ALLOCATION--        BOND--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
       $  6,974         $  1,489         $  3,276         $  9,381         $  2,439         $  6,893         $ 10,339
          8,018               85            3,171            3,569            4,701              163            7,153


                                                                         MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP        MODERATE       MAINSTAY VP      MAINSTAY VP
       MID CAP          MID CAP          MID CAP          MODERATE          GROWTH          S&P 500         SMALL CAP
        CORE--          GROWTH--         VALUE--        ALLOCATION--     ALLOCATION--       INDEX--          GROWTH--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
       $  7,349         $  9,209         $  6,267         $  5,218         $  9,858         $ 16,001         $  3,821
          1,694            3,643            3,976              189              139           21,126            3,265

--------------------------------------------------------------------------------

                                                                                 ALGER             ALGER
                                          MAINSTAY VP                          AMERICAN           AMERICAN
                                             TOTAL          MAINSTAY VP        LEVERAGED           SMALL
                                           RETURN--           VALUE--          ALL CAP--      CAPITALIZATION--
                                         INITIAL CLASS     INITIAL CLASS    CLASS O SHARES     CLASS O SHARES
                                        ----------------------------------------------------------------------
Number of shares......................        3,394             4,059                 4              1,706
Identified cost.......................     $ 60,072          $ 62,491          $    151           $ 30,574


                                          FIDELITY(R)                                           FIDELITY(R)
                                              VIP           FIDELITY(R)       FIDELITY(R)           VIP
                                            EQUITY-             VIP               VIP           INVESTMENT
                                           INCOME--          GROWTH--         INDEX 500--      GRADE BOND--
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                        ---------------------------------------------------------------------
Number of shares......................        2,728                31                11                32
Identified cost.......................     $ 63,810          $  1,086          $  1,672          $    409

                                                                                 ALGER             ALGER
                                          MAINSTAY VP                          AMERICAN           AMERICAN
                                             TOTAL          MAINSTAY VP        LEVERAGED           SMALL
                                           RETURN--           VALUE--          ALL CAP--      CAPITALIZATION--
                                         INITIAL CLASS     INITIAL CLASS    CLASS O SHARES     CLASS O SHARES
                                        ----------------------------------------------------------------------
Purchases.............................     $  3,593          $  6,155          $     87           $  6,780
Proceeds from sales...................        5,142             6,635                 6              5,238


                                          FIDELITY(R)                                           FIDELITY(R)
                                              VIP           FIDELITY(R)       FIDELITY(R)           VIP
                                            EQUITY-             VIP               VIP           INVESTMENT
                                           INCOME--          GROWTH--         INDEX 500--      GRADE BOND--
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                        ---------------------------------------------------------------------
Purchases.............................     $ 18,865          $    763          $  1,450          $    218
Proceeds from sales...................        4,261                10             1,406                 7

Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

       AMERICAN
      CENTURY VP        AMERICAN          AMERICAN         CALVERT         DREYFUS IP      DREYFUS VIF       FIDELITY(R)
      INFLATION        CENTURY VP        CENTURY VP         SOCIAL         TECHNOLOGY       DEVELOPING           VIP
     PROTECTION--    INTERNATIONAL--      VALUE--          BALANCED         GROWTH--        LEADERS--      CONTRAFUND(R)--
       CLASS II         CLASS II          CLASS II        PORTFOLIO      INITIAL SHARES   INITIAL SHARES    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------
              3              167               166            2,444              987               21            5,833
       $     32         $  1,515          $  1,353         $  4,400         $  8,338         $    874         $143,141

                                                        JANUS ASPEN      JANUS ASPEN
                                       JANUS ASPEN         SERIES           SERIES           MFS(R)           MFS(R)
     FIDELITY(R)      FIDELITY(R)         SERIES          MID CAP         WORLDWIDE        INVESTORS           NEW
         VIP              VIP           BALANCED--        GROWTH--         GROWTH--          TRUST          DISCOVERY
      MID CAP--        OVERSEAS--     INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL       SERIES--         SERIES--
    INITIAL CLASS    INITIAL CLASS        SHARES           SHARES           SHARES       INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
             93               92            4,322                8            3,583                3                6
       $  3,089         $  1,703         $101,324         $    223         $111,456         $     55         $     81

       AMERICAN
      CENTURY VP        AMERICAN          AMERICAN         CALVERT         DREYFUS IP      DREYFUS VIF       FIDELITY(R)
      INFLATION        CENTURY VP        CENTURY VP         SOCIAL         TECHNOLOGY       DEVELOPING           VIP
     PROTECTION--    INTERNATIONAL--      VALUE--          BALANCED         GROWTH--        LEADERS--      CONTRAFUND(R)--
       CLASS II         CLASS II          CLASS II        PORTFOLIO      INITIAL SHARES   INITIAL SHARES    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------
       $     27         $  1,426          $  1,926         $    777         $  1,974         $    579         $ 33,242
              1               22               925              483            1,212               19           10,462

                                                        JANUS ASPEN      JANUS ASPEN
                                       JANUS ASPEN         SERIES           SERIES           MFS(R)           MFS(R)
     FIDELITY(R)      FIDELITY(R)         SERIES          MID CAP         WORLDWIDE        INVESTORS           NEW
         VIP              VIP           BALANCED--        GROWTH--         GROWTH--          TRUST          DISCOVERY
      MID CAP--        OVERSEAS--     INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL       SERIES--         SERIES--
    INITIAL CLASS    INITIAL CLASS        SHARES           SHARES           SHARES       INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
       $  1,719         $    611         $  7,365         $    134         $  5,970         $      3         $     25
          1,356               30            8,312               18            8,385                2                2

--------------------------------------------------------------------------------

                                                                               NEUBERGER           PIMCO
                                            MFS(R)            MFS(R)          BERMAN AMT          GLOBAL
                                           RESEARCH          UTILITIES          MID-CAP           BOND--
                                           SERIES--          SERIES--          GROWTH--       ADMINISTRATIVE
                                         INITIAL CLASS     INITIAL CLASS        CLASS I        CLASS SHARES
                                        ---------------------------------------------------------------------
Number of shares......................           --                 8                 4                 3
Identified cost.......................     $     --          $    202          $     62          $     31


                                                            VAN KAMPEN        VAN KAMPEN
                                                           UIF EMERGING      UIF EMERGING       VAN KAMPEN
                                            VAN ECK           MARKETS           MARKETS          UIF U.S.
                                           WORLDWIDE          DEBT--           EQUITY--        REAL ESTATE--
                                          HARD ASSETS         CLASS I           CLASS I           CLASS I
                                        ---------------------------------------------------------------------
Number of shares......................          418                10             2,948                12
Identified cost.......................     $ 12,597          $     89          $ 32,657          $    334

                                                                               NEUBERGER           PIMCO
                                            MFS(R)            MFS(R)          BERMAN AMT          GLOBAL
                                           RESEARCH          UTILITIES          MID-CAP           BOND--
                                           SERIES--          SERIES--          GROWTH--       ADMINISTRATIVE
                                         INITIAL CLASS     INITIAL CLASS        CLASS I        CLASS SHARES
                                        ---------------------------------------------------------------------
Purchases.............................     $     --          $    158          $     20          $     31
Proceeds from sales...................           --                 7                18                --

                                                            VAN KAMPEN        VAN KAMPEN
                                                           UIF EMERGING      UIF EMERGING       VAN KAMPEN
                                            VAN ECK           MARKETS           MARKETS          UIF U.S.
                                           WORLDWIDE          DEBT--           EQUITY--        REAL ESTATE--
                                          HARD ASSETS         CLASS I           CLASS I           CLASS I
                                        ---------------------------------------------------------------------
Purchases.............................     $ 13,313          $     72          $ 13,929          $    303
Proceeds from sales...................        2,037                12             6,198                18

Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                                  T. ROWE           T. ROWE
         PIMCO             PIMCO             ROYCE              ROYCE              PRICE             PRICE            VAN ECK
     REAL RETURN--    TOTAL RETURN--       MICRO-CAP          SMALL-CAP           EQUITY         LIMITED-TERM        WORLDWIDE
    ADMINISTRATIVE    ADMINISTRATIVE      PORTFOLIO--        PORTFOLIO--          INCOME             BOND            ABSOLUTE
     CLASS SHARES      CLASS SHARES     INVESTMENT CLASS   INVESTMENT CLASS      PORTFOLIO         PORTFOLIO          RETURN
    -----------------------------------------------------------------------------------------------------------------------------
             --                 1                325                237             2,559                43                16
       $      5          $     14           $  4,574           $  2,459          $ 53,438          $    219          $    167




                                                                                  T. ROWE           T. ROWE
         PIMCO             PIMCO             ROYCE              ROYCE              PRICE             PRICE            VAN ECK
     REAL RETURN--    TOTAL RETURN--       MICRO-CAP          SMALL-CAP           EQUITY         LIMITED-TERM        WORLDWIDE
    ADMINISTRATIVE    ADMINISTRATIVE      PORTFOLIO--        PORTFOLIO--          INCOME             BOND            ABSOLUTE
     CLASS SHARES      CLASS SHARES     INVESTMENT CLASS   INVESTMENT CLASS      PORTFOLIO         PORTFOLIO          RETURN
    -----------------------------------------------------------------------------------------------------------------------------
       $      4          $     12           $  5,900           $  2,450          $ 11,598          $     63          $    168
              1                 3              1,642                347             3,704                 4                 1

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.

    - State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to cover federal taxes.

    - Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to partially cover the expenses associated with selling the policies.

      For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.

      For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

      For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.

      For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached, 0.75% of any premium payment is deducted. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

      For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge and are recorded as cost of insurance in the accompanying statement of changes in net assets. (Not all charges are deducted from all products, as shown below).

    - Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

      processing and communicating with policyholders. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle SVUL:

                                                                MONTHLY               MONTHLY
                                                            CONTRACT CHARGE       CONTRACT CHARGE
           POLICY                                            POLICY YEAR 1    SUBSEQUENT POLICY YEARS
           ------                                           ---------------   -----------------------
           VUL............................................       $N/A                   $ 7
           SVUL...........................................         60                    10
           VUL 2000.......................................         30                    10
           VUL Provider...................................         30                    10
           Pinnacle VUL*..................................        100                    25
           Pinnacle SVUL*.................................        100                    25

        -----------------------

      * If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

    - Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, and SVUL (Series 2)** policies monthly. This charge compensates NYLIAC for providing administrative policy services.

      For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in the Separate Account and varies based on the amount of cash value in the Separate Account. The Separate Account administrative charge percentage currently ranges from 0% to .20%.

      For SPVUL policies, the current administrative charge is made monthly at an annualized rate of .60% of the policy's cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from .10% to .60% depending on the cash value of the policy.

      For SVUL (Series 2)** the administrative charge is .10%, based on the amount of cash value in the Separate Account.

    - Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.

    - Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, Pinnacle VUL, Pinnacle SVUL, and VUL Provider policies.

      For SVUL (Series 1) policies, this charge is $0.04 per $1,000 of the policy's initial face amount. For SVUL (Series 2) policies, this charge is $0.04 per $1,000 of the policy's current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.

      For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

      For VUL Provider policies, this charge is $0.07 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

    - Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy's cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy's cash value for Series 1 and 2. The current .90% deferred sales expense is comprised of .40% for sales expenses, .30% for state taxes and .20% for federal taxes. For SPVUL Series 3*** currently the deferred sales expense charge is equal to 0.40%.

    - Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge from VUL 2000 (Series 2)**, SPVUL (Series 2)**, SVUL (Series
      2)**, Pinnacle VUL, and Pinnacle SVUL policies. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. On SPVUL (Series 2)** and VUL 2000 (Series 2)** policies, NYLIAC deducts a .50% mortality and expense risk charge and for SVUL (Series 2)** policies, the mortality and expense risk charge deducted is .60%. In policy years 1-20, the Pinnacle VUL and Pinnacle SVUL mortality and expense risk charge percentage currently ranges

------------
 ** Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

*** Series 3 SPVUL designates policies issued on and after May 16, 2003 where approved.

    from .25% to .55%; and in policy years 21 and beyond, the percentage ranges from .05% to .35%. If the policy has an Alternative Cash Surrender Value I (ACSV I), the mortality and expense risk is increased by .30% in policy years 1-10. For Alternative Cash Surrender Value II (ACSV II), the mortality and expense risk is increased by .55% in policy years 1-10. The mortality and expense risk charge is guaranteed not to exceed 1.00%.

    For VUL Provider policies, the mortality and expense risk charge currently ranges from .70% to .05% (it declines based on the cash value in the Separate Account and duration). If the VUL Provider policy has the Alternative Cash Surrender Value (ACSV) the mortality and expense risk charge currently ranges from 1.0% to .05%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.

Separate Account Charges:

NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the investment divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL (Series 1), 0.50% for VUL 2000 (Series 1) and 0.50% for SPVUL (Series 1).

The amount of these charges retained in the Investment Divisions represents funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners. These charges are disclosed in the accompanying statement of operations.

Surrender Charges:

Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider and SPVUL policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. Surrender charges are paid to NYLIAC. The amount of this charge is included in surrenders in the accompanying statement of changes in net assets. In addition, a new surrender charge period will apply to face increases.

For VUL and VUL 2000 policies, this charge is deducted during the first 15 policy years. For VUL Provider this charge is deducted for the first 10 years. For VUL, the maximum surrender charge is shown on the policy's data page. For VUL 2000 and VUL Provider, the maximum surrender charge is the lesser of 50% of total premium payments or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.

Initially for VUL 2000 (Series 2)** policies, the maximum surrender charge is the lesser of 50% of total premium paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.

For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy's target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.

For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year ten and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

VUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

------------
  ** Series 2 VUL 2000, SPVUL and SVUL designates policies issued on and after May 10, 2002 where approved.

**** Includes a .10% administrative service charge.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:


                                                                                MAINSTAY VP
                                           MAINSTAY VP        MAINSTAY VP         CAPITAL
                                            BALANCED--          BOND--        APPRECIATION--
                                          INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
                                         ----------------   ---------------   ---------------
                                          2006    2005(A)    2006     2005     2006     2005
                                         ----------------------------------------------------
GROUP 1 POLICIES
Units issued...........................      91      727        76       95    1,127    1,392
Units redeemed.........................     (24)      (9)     (123)    (131)  (1,725)  (2,143)
                                         ------   ------    ------   ------   ------   ------
  Net increase (decrease)..............      67      718       (47)     (36)    (598)    (751)
                                         ======   ======    ======   ======   ======   ======
GROUP 2 POLICIES
Units issued...........................      52      107        95      121    1,191    1,520
Units redeemed.........................     (16)      (4)     (118)     (97)  (1,428)  (1,537)
                                         ------   ------    ------   ------   ------   ------
  Net increase (decrease)..............      36      103       (23)      24     (237)     (17)
                                         ======   ======    ======   ======   ======   ======
GROUP 3 POLICIES
Units issued...........................      --       --        17        4        2        4
Units redeemed.........................      --       --        (2)     (17)      (9)      (2)
                                         ------   ------    ------   ------   ------   ------
  Net increase (decrease)..............      --       --        15      (13)      (7)       2
                                         ======   ======    ======   ======   ======   ======
GROUP 4 POLICIES
Units issued...........................     172      102       114      135      180      205
Units redeemed.........................     (26)      (5)      (63)     (48)    (101)    (104)
                                         ------   ------    ------   ------   ------   ------
  Net increase (decrease)..............     146       97        51       87       79      101
                                         ======   ======    ======   ======   ======   ======

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

(e) For the period March 23, 2006 (Commencement of Operations) through December 31, 2006.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                         MAINSTAY VP
                        MAINSTAY VP     CONSERVATIVE      MAINSTAY VP     MAINSTAY VP
      MAINSTAY VP     COMMON STOCK--    ALLOCATION--     CONVERTIBLE--    FLOATING RATE--
    CASH MANAGEMENT    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ---------------   ---------------   -------------   ---------------   ------
     2006     2005     2006     2005       2006(D)       2006     2005     2006
    ----------------------------------------------------------------------------
     1,541    3,772      250      317          93           55       69      124
    (2,678)  (5,173)    (381)    (466)         (1)         (91)    (118)     (14)
    ------   ------   ------   ------      ------       ------   ------   ------
    (1,137)  (1,401)    (131)    (149)         92          (36)     (49)     110
    ======   ======   ======   ======      ======       ======   ======   ======
     1,862    2,435      418      549          23          173      220      107
    (2,459)  (3,180)    (479)    (577)         --         (210)    (212)     (27)
    ------   ------   ------   ------      ------       ------   ------   ------
      (597)    (745)     (61)     (28)         23          (37)       8       80
    ======   ======   ======   ======      ======       ======   ======   ======
     3,708    2,298       17        9          --            4        3       59
    (2,610)  (1,465)      (2)      (2)         --           (3)      (2)      --
    ------   ------   ------   ------      ------       ------   ------   ------
     1,098      833       15        7          --            1        1       59
    ======   ======   ======   ======      ======       ======   ======   ======
     3,823    6,510      129      135          24          129      149      184
    (4,596)  (4,657)     (53)     (65)         (1)         (81)     (59)     (20)
    ------   ------   ------   ------      ------       ------   ------   ------
      (773)   1,853       76       70          23           48       90      164
    ======   ======   ======   ======      ======       ======   ======   ======


   MAINSTAY VP
   FLOATING RATE--
   INITIAL CLASS
     -------
     2005(A)
     -------
      2,371
         (1)
     ------
      2,370
     ======
         58
         (1)
     ------
         57
     ======
         --
         --
     ------
         --
     ======
         35
         (2)
     ------
         33
     ======

--------------------------------------------------------------------------------


                                                            MAINSTAY VP       MAINSTAY VP
                                           MAINSTAY VP        GROWTH          HIGH YIELD
                                          GOVERNMENT--     ALLOCATION--    CORPORATE BOND--
                                          INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
                                         ---------------   -------------   -----------------
                                          2006     2005       2006(D)       2006      2005
                                         ---------------------------------------------------
GROUP 1 POLICIES
Units issued...........................      55       64         256          197       223
Units redeemed.........................    (202)    (119)         (7)        (274)     (369)
                                         ------   ------      ------       ------    ------
  Net increase (decrease)..............    (147)     (55)        249          (77)     (146)
                                         ======   ======      ======       ======    ======
GROUP 2 POLICIES
Units issued...........................      66       84         191          194       259
Units redeemed.........................     (88)     (76)         (8)        (219)     (224)
                                         ------   ------      ------       ------    ------
  Net increase (decrease)..............     (22)       8         183          (25)       35
                                         ======   ======      ======       ======    ======
GROUP 3 POLICIES
Units issued...........................      17        3          --           33         5
Units redeemed.........................      (2)      (1)         --           (5)       (5)
                                         ------   ------      ------       ------    ------
  Net increase (decrease)..............      15        2          --           28        --
                                         ======   ======      ======       ======    ======
GROUP 4 POLICIES
Units issued...........................      82       90         244          385       445
Units redeemed.........................     (40)     (48)        (18)        (164)     (122)
                                         ------   ------      ------       ------    ------
  Net increase (decrease)..............      42       42         226          221       323
                                         ======   ======      ======       ======    ======

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

(e) For the period March 23, 2006 (Commencement of Operations) through December 31, 2006.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                  MAINSTAY VP       MAINSTAY VP
         MAINSTAY VP           MAINSTAY VP       INTERNATIONAL       LARGE CAP
    ICAP SELECT EQUITY--    INCOME & GROWTH--      EQUITY--          GROWTH--
        INITIAL CLASS         INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ---------------------   -----------------   ---------------   ---------------
      2006        2005       2006      2005      2006     2005     2006     2005
    -----------------------------------------------------------------------------
         50          37         75        38       244      341       82       75
        (29)        (13)       (11)      (33)     (167)    (104)     (47)    (138)
     ------      ------     ------    ------    ------   ------   ------   ------
         21          24         64         5        77      237       35      (63)
     ======      ======     ======    ======    ======   ======   ======   ======

         60          86         59        74       263      347      226      284
       (108)        (63)       (71)      (58)      (82)     (57)    (258)    (311)
     ------      ------     ------    ------    ------   ------   ------   ------
        (48)         23        (12)       16       181      290      (32)     (27)
     ======      ======     ======    ======    ======   ======   ======   ======

         --           1         --        --        --       --        3        3
         --          --         --        (1)       --       --       (6)      --
     ------      ------     ------    ------    ------   ------   ------   ------
         --           1         --        (1)       --       --       (3)       3
     ======      ======     ======    ======    ======   ======   ======   ======

         51          59         50        59       366      251      111       74
        (21)        (19)       (20)      (13)      (68)     (53)     (30)     (38)
     ------      ------     ------    ------    ------   ------   ------   ------
         30          40         30        46       298      198       81       36
     ======      ======     ======    ======    ======   ======   ======   ======

--------------------------------------------------------------------------------

                                           MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                             MID CAP           MID CAP           MID CAP
                                             CORE--           GROWTH--           VALUE--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         ---------------   ---------------   ---------------
                                          2006     2005     2006     2005     2006     2005
                                         ---------------------------------------------------
GROUP 1 POLICIES
Units issued...........................     187      321      156      390      113      427
Units redeemed.........................     (74)    (599)    (116)    (585)    (126)    (611)
                                         ------   ------   ------   ------   ------   ------
  Net increase (decrease)..............     113     (278)      40     (195)     (13)    (184)
                                         ======   ======   ======   ======   ======   ======
GROUP 2 POLICIES
Units issued...........................     110      225      169      297      142      284
Units redeemed.........................     (52)     (41)    (105)     (86)    (148)    (105)
                                         ------   ------   ------   ------   ------   ------
  Net increase (decrease)..............      58      184       64      211       (6)     179
                                         ======   ======   ======   ======   ======   ======
GROUP 3 POLICIES
Units issued...........................      --       --       --       --       --       --
Units redeemed.........................      --       --       --       --       --       --
                                         ------   ------   ------   ------   ------   ------
  Net increase (decrease)..............      --       --       --       --       --       --
                                         ======   ======   ======   ======   ======   ======
GROUP 4 POLICIES
Units issued...........................     221      225      350      356      299      340
Units redeemed.........................     (63)     (45)    (137)     (78)    (144)     (75)
                                         ------   ------   ------   ------   ------   ------
  Net increase (decrease)..............     158      180      213      278      155      265
                                         ======   ======   ======   ======   ======   ======

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

(e) For the period March 23, 2006 (Commencement of Operations) through December 31, 2006.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                         MAINSTAY VP
      MAINSTAY VP          MODERATE            MAINSTAY VP             MAINSTAY VP
        MODERATE            GROWTH               S&P 500                SMALL CAP
      ALLOCATION--       ALLOCATION--            INDEX--                GROWTH--
     INITIAL CLASS      INITIAL CLASS         INITIAL CLASS           INITIAL CLASS
    ----------------   ----------------   ---------------------   ---------------------
        2006(D)            2006(D)          2006        2005        2006        2005
    -----------------------------------------------------------------------------------------------------------------------------
            177                427            539         682          65         111
             (5)               (10)          (825)       (889)        (60)       (549)
         ------             ------         ------      ------      ------      ------
            172                417           (286)       (207)          5        (438)
         ======             ======         ======      ======      ======      ======
            183                268          1,047       1,348         118         167
             (4)                (7)        (1,207)     (1,078)       (184)        (84)
         ------             ------         ------      ------      ------      ------
            179                261           (160)        270         (66)         83
         ======             ======         ======      ======      ======      ======
             --                 --            201          16          --          --
             --                 --             (7)        (37)         --          --
         ------             ------         ------      ------      ------      ------
             --                 --            194         (21)         --          --
         ======             ======         ======      ======      ======      ======
            148                284            736         838         220         249
             (6)               (18)          (475)       (230)       (122)        (64)
         ------             ------         ------      ------      ------      ------
            142                266            261         608          98         185
         ======             ======         ======      ======      ======      ======


          MAINSTAY VP             MAINSTAY VP
        TOTAL RETURN--              VALUE--
         INITIAL CLASS           INITIAL CLASS
     ---------------------   ---------------------
       2006        2005        2006        2005
   -----------------------------------------------------------------------------------------------------------------------------
         241         283         210         261
        (359)       (431)       (289)       (360)
      ------      ------      ------      ------
        (118)       (148)        (79)        (99)
      ======      ======      ======      ======
         208         259         198         253
        (232)       (237)       (214)       (230)
      ------      ------      ------      ------
         (24)         22         (16)         23
      ======      ======      ======      ======
           5           1          15          10
          --          (1)        (68)         (8)
      ------      ------      ------      ------
           5          --         (53)          2
      ======      ======      ======      ======
          80          90         163         172
         (41)        (37)        (67)        (68)
      ------      ------      ------      ------
          39          53          96         104
      ======      ======      ======      ======

--------------------------------------------------------------------------------

                                                                 ALGER            AMERICAN
                                         ALGER AMERICAN        AMERICAN          CENTURY VP
                                            LEVERAGED            SMALL            INFLATION
                                            ALL CAP--      CAPITALIZATION--     PROTECTION--
                                         CLASS O SHARES     CLASS O SHARES        CLASS II
                                         ---------------   -----------------   ---------------
                                          2006     2005     2006      2005      2006     2005
                                         -----------------------------------------------------
GROUP 1 POLICIES
Units issued...........................      --       --      177       225        --       --
Units redeemed.........................      --       --     (184)     (229)       --       --
                                         ------   ------   ------    ------    ------   ------
  Net increase (decrease)..............      --       --       (7)       (4)       --       --
                                         ======   ======   ======    ======    ======   ======
GROUP 2 POLICIES
Units issued...........................      --       --      252       291        --       --
Units redeemed.........................      --       --     (230)     (224)       --       --
                                         ------   ------   ------    ------    ------   ------
  Net increase (decrease)..............      --       --       22        67        --       --
                                         ======   ======   ======    ======    ======   ======
GROUP 3 POLICIES
Units issued...........................       5       26       21        25         2        1
Units redeemed.........................      --      (26)     (44)      (26)       --       --
                                         ------   ------   ------    ------    ------   ------
  Net increase (decrease)..............       5       --      (23)       (1)        2        1
                                         ======   ======   ======    ======    ======   ======
GROUP 4 POLICIES
Units issued...........................      --       --      138        98        --       --
Units redeemed.........................      --       --      (35)      (34)       --       --
                                         ------   ------   ------    ------    ------   ------
  Net increase (decrease)..............      --       --      103        64        --       --
                                         ======   ======   ======    ======    ======   ======

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

(e) For the period March 23, 2006 (Commencement of Operations) through December 31, 2006.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


       AMERICAN          AMERICAN           CALVERT         DREYFUS IP        DREYFUS VIF
      CENTURY VP        CENTURY VP          SOCIAL          TECHNOLOGY        DEVELOPING
    INTERNATIONAL--       VALUE--          BALANCED          GROWTH--          LEADERS--
       CLASS II          CLASS II          PORTFOLIO      INITIAL SHARES    INITIAL SHARES
    ---------------   ---------------   ---------------   ---------------   ---------------
     2006     2005     2006     2005     2006     2005     2006     2005     2006     2005
    ---------------------------------------------------------------------------------------
        --       --       --       --       12       16       56       55       --       --
        --       --       --       --      (12)     (13)     (54)     (95)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       --        3        2      (40)      --       --
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

        --       --       --       --       26       33       53       67       --       --
        --       --       --       --      (29)     (32)     (46)     (37)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       (3)       1        7       30       --       --
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

        80       27       64        1       --       --        8       43       35       26
        (1)     (23)      (2)     (49)      --       --       (1)     (44)      (1)     (24)
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
        79        4       62      (48)      --       --        7       (1)      34        2
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

        --       --       --       --       25       29       99      110       --       --
        --       --       --       --      (13)      (7)     (48)     (43)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       12       22       51       67       --       --
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------

                                           FIDELITY(R)       FIDELITY(R)
                                               VIP               VIP           FIDELITY(R)
                                         CONTRAFUND(R)--   EQUITY-INCOME--    VIP GROWTH--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         ---------------   ---------------   ---------------
                                          2006     2005     2006     2005     2006     2005
                                         ---------------------------------------------------
GROUP 1 POLICIES
Units issued...........................     368      611      247      216       --       --
Units redeemed.........................    (434)    (438)    (205)    (205)      --       --
                                         ------   ------   ------   ------   ------   ------
  Net increase (decrease)..............     (66)     173       42       11       --       --
                                         ======   ======   ======   ======   ======   ======
GROUP 2 POLICIES
Units issued...........................     491      852      227      233       --       --
Units redeemed.........................    (463)    (453)    (178)    (180)      --       --
                                         ------   ------   ------   ------   ------   ------
  Net increase (decrease)..............      28      399       49       53       --       --
                                         ======   ======   ======   ======   ======   ======
GROUP 3 POLICIES
Units issued...........................      95       99       63       13       73       50
Units redeemed.........................      (5)      (4)      (2)      (2)      (1)     (49)
                                         ------   ------   ------   ------   ------   ------
  Net increase (decrease)..............      90       95       61       11       72        1
                                         ======   ======   ======   ======   ======   ======
GROUP 4 POLICIES
Units issued...........................     586      557      305      279       --       --
Units redeemed.........................    (171)    (120)    (113)     (70)      --       --
                                         ------   ------   ------   ------   ------   ------
  Net increase (decrease)..............     415      437      192      209       --       --
                                         ======   ======   ======   ======   ======   ======

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

(e) For the period March 23, 2006 (Commencement of Operations) through December 31, 2006.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

      FIDELITY(R)     FIDELITY(R) VIP                       FIDELITY(R)          JANUS ASPEN
          VIP           INVESTMENT        FIDELITY(R)           VIP                SERIES
      INDEX 500--      GRADE BOND--      VIP MID CAP--      OVERSEAS--           BALANCED--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INSTITUTIONAL SHARES
    ---------------   ---------------   ---------------   ---------------   ---------------------
     2006     2005     2006     2005     2006     2005     2006     2005      2006        2005
    ---------------------------------------------------------------------------------------------
        --       --       --       --       --       --       --       --       217         266
        --       --       --       --       --       --       --       --      (310)       (391)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --       (93)       (125)
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======

        --       --       --       --       --       --       --       --       640         804
        --       --       --       --       --       --       --       --      (819)       (832)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --      (179)        (28)
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======

        12       50       18       15       20       49       35       49         8           5
        (6)      (2)      (1)      --      (25)      (5)      (2)      (1)       (3)         (3)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
         6       48       17       15       (5)      44       33       48         5           2
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======

        --       --       --       --       --       --       --       --       266         310
        --       --       --       --       --       --       --       --      (129)       (125)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --       137         185
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======

--------------------------------------------------------------------------------

                                              JANUS ASPEN             JANUS ASPEN
                                                SERIES                  SERIES               MFS(R)
                                                MID CAP                WORLDWIDE            INVESTORS
                                               GROWTH--                GROWTH--          TRUST SERIES--
                                         INSTITUTIONAL SHARES    INSTITUTIONAL SHARES     INITIAL CLASS
                                         ---------------------   ---------------------   ---------------
                                           2006        2005        2006        2005       2006     2005
                                         ---------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................       --          --         373         513         --       --
Units redeemed.........................       --          --        (575)       (789)        --       --
                                          ------      ------      ------      ------     ------   ------
  Net increase (decrease)..............       --          --        (202)       (276)        --       --
                                          ======      ======      ======      ======     ======   ======
GROUP 2 POLICIES
Units issued...........................       --          --         808       1,054         --       --
Units redeemed.........................       --          --        (971)     (1,118)        --       --
                                          ------      ------      ------      ------     ------   ------
  Net increase (decrease)..............       --          --        (163)        (64)        --       --
                                          ======      ======      ======      ======     ======   ======
GROUP 3 POLICIES
Units issued...........................        8          --          39           3         --       --
Units redeemed.........................       --          --          (6)         (2)        --       --
                                          ------      ------      ------      ------     ------   ------
  Net increase (decrease)..............        8          --          33           1         --       --
                                          ======      ======      ======      ======     ======   ======
GROUP 4 POLICIES
Units issued...........................       --          --         152         175         --       --
Units redeemed.........................       --          --         (66)        (79)        --       --
                                          ------      ------      ------      ------     ------   ------
  Net increase (decrease)..............       --          --          86          96         --       --
                                          ======      ======      ======      ======     ======   ======

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

(e) For the period March 23, 2006 (Commencement of Operations) through December 31, 2006.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                             NEUBERGER          PIMCO
        MFS(R)            MFS(R)            MFS(R)          BERMAN AMT          GLOBAL            PIMCO
     NEW DISCOVERY       RESEARCH          UTILITIES          MID-CAP           BOND--        REAL RETURN--
       SERIES--          SERIES--          SERIES--          GROWTH--       ADMINISTRATIVE    ADMINISTRATIVE
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I        CLASS SHARES      CLASS SHARES
    ---------------   ---------------   ---------------   ---------------   --------------   ----------------
     2006     2005     2006     2005     2006     2005     2006     2005       2006(e)        2006    2005(b)
    ---------------------------------------------------------------------------------------------------------
        --       --       --       --       --       --       --       --           --           --       --
        --       --       --       --       --       --       --       --           --           --       --
    ------   ------   ------   ------   ------   ------   ------   ------       ------       ------   ------
        --       --       --       --       --       --       --       --           --           --       --
    ======   ======   ======   ======   ======   ======   ======   ======       ======       ======   ======
        --       --       --       --       --       --       --       --           --           --       --
        --       --       --       --       --       --       --       --           --           --       --
    ------   ------   ------   ------   ------   ------   ------   ------       ------       ------   ------
        --       --       --       --       --       --       --       --           --           --       --
    ======   ======   ======   ======   ======   ======   ======   ======       ======       ======   ======
         2       --       --       --        6        2        1       --           --           --       --
        --       --       --       --       --       --       (1)      (2)          --           --       --
    ------   ------   ------   ------   ------   ------   ------   ------       ------       ------   ------
         2       --       --       --        6        2       --       (2)          --           --       --
    ======   ======   ======   ======   ======   ======   ======   ======       ======       ======   ======
        --       --       --       --       --       --       --       --           --           --       --
        --       --       --       --       --       --       --       --           --           --       --
    ------   ------   ------   ------   ------   ------   ------   ------       ------       ------   ------
        --       --       --       --       --       --       --       --           --           --       --
    ======   ======   ======   ======   ======   ======   ======   ======       ======       ======   ======

--------------------------------------------------------------------------------

                                   PIMCO
                               TOTAL RETURN--    ROYCE MICRO-CAP    ROYCE SMALL-CAP     T. ROWE PRICE
                               ADMINISTRATIVE      PORTFOLIO--        PORTFOLIO--       EQUITY INCOME
                                CLASS SHARES     INVESTMENT CLASS   INVESTMENT CLASS      PORTFOLIO
                              ----------------   ----------------   ----------------   ---------------
                               2006    2005(B)    2006    2005(C)    2006    2005(C)    2006     2005
                              ------------------------------------------------------------------------
GROUP 1 POLICIES
Units issued................      --       --       107       10        49       12       176      444
Units redeemed..............      --       --        (8)      --        (4)      --      (118)    (109)
                              ------   ------    ------   ------    ------   ------    ------   ------
  Net increase (decrease)...      --       --        99       10        45       12        58      335
                              ======   ======    ======   ======    ======   ======    ======   ======
GROUP 2 POLICIES
Units issued................      --       --       125        9        82        7       238      420
Units redeemed..............      --       --        (6)      --        (4)      --      (204)    (188)
                              ------   ------    ------   ------    ------   ------    ------   ------
  Net increase (decrease)...      --       --       119        9        78        7        34      232
                              ======   ======    ======   ======    ======   ======    ======   ======
GROUP 3 POLICIES
Units issued................       1       --         3       --        --       --        24       16
Units redeemed..............      --       --        --       --        --       --       (10)      (6)
                              ------   ------    ------   ------    ------   ------    ------   ------
  Net increase (decrease)...       1       --         3       --        --       --        14       10
                              ======   ======    ======   ======    ======   ======    ======   ======
GROUP 4 POLICIES
Units issued................      --       --       142       11        68       15       404      421
Units redeemed..............      --       --       (11)      --        (7)      --      (125)     (91)
                              ------   ------    ------   ------    ------   ------    ------   ------
  Net increase (decrease)...      --       --       131       11        61       15       279      330
                              ======   ======    ======   ======    ======   ======    ======   ======

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period February 13, 2006 (Commencement of Operations) through December 31, 2006.

(e) For the period March 23, 2006 (Commencement of Operations) through December 31, 2006.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                            VAN KAMPEN        VAN KAMPEN        VAN KAMPEN
     T. ROWE PRICE        VAN ECK                          UIF EMERGING      UIF EMERGING        UIF U.S.
     LIMITED-TERM        WORLDWIDE          VAN ECK           MARKETS           MARKETS            REAL
         BOND            ABSOLUTE          WORLDWIDE          DEBT--           EQUITY--          ESTATE--
       PORTFOLIO          RETURN          HARD ASSETS         CLASS I           CLASS I           CLASS I
    ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
     2006     2005     2006     2005     2006     2005     2006     2005     2006     2005     2006     2005
    ---------------------------------------------------------------------------------------------------------
        --       --       --       --      328       39       --       --      179      253       --       --
        --       --       --       --      (27)      --       --       --     (142)    (154)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --      301       39       --       --       37       99       --       --
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

        --       --       --       --      269       14       --       --      211      184       --       --
        --       --       --       --      (18)      --       --       --     (103)     (89)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --      251       14       --       --      108       95       --       --
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

         5       --       17       --       20       24        4       --       30        1       12        1
        --       (1)      --       --       (1)      (1)      --       --       (1)      (1)      (1)      --
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
         5       (1)      17       --       19       23        4       --       29       --       11        1
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

        --       --       --       --      305       12       --       --      164      174       --       --
        --       --       --       --      (25)      --       --       --      (44)     (28)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --      280       12       --       --      120      146       --       --
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2006, 2005, 2004, 2003 and 2002:


                                                      MAINSTAY VP
                                                      BALANCED--                            MAINSTAY VP
                                                     INITIAL CLASS                      BOND--INITIAL CLASS
                                                  -------------------   ----------------------------------------------------
                                                    2006       2005       2006       2005       2004       2003       2002
                                                  --------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $  9,094   $  7,562   $ 12,712   $ 13,134   $ 13,637   $ 14,432   $ 13,958
Units Outstanding...............................       785        718        639        686        722        790        793
Variable Accumulation Unit Value................  $  11.58   $  10.53   $  19.89   $  19.15   $  18.88   $  18.26   $  17.59
Total Return....................................      9.9%       5.3%       3.8%       1.5%       3.4%       3.8%       8.7%
Investment Income Ratio.........................      2.1%       1.4%       1.2%       3.2%       3.4%       4.1%       4.6%

GROUP 2 POLICIES(b)
Net Assets......................................  $  1,618   $  1,092   $ 10,257   $ 10,207   $  9,680   $  8,491   $  6,999
Units Outstanding...............................       139        103        695        718        694        630        540
Variable Accumulation Unit Value................  $  11.62   $  10.55   $  14.76   $  14.19   $  13.96   $  13.48   $  12.96
Total Return....................................     10.1%       5.5%       4.0%       1.7%       3.6%       4.0%       9.0%
Investment Income Ratio.........................      2.1%       2.4%       1.2%       3.3%       3.8%       4.3%       5.7%


GROUP 3 POLICIES
Net Assets......................................  $     --   $     --   $    589   $    379   $    528   $    292   $     55
Units Outstanding...............................        --         --         46         31         44         25          5
Variable Accumulation Unit Value................  $     --   $     --   $  12.77   $  12.21   $  11.95   $  11.48   $  10.99
Total Return....................................        --         --       4.6%       2.2%       4.1%       4.5%       9.5%
Investment Income Ratio.........................        --         --       1.7%       3.1%       4.4%       5.2%       6.3%


GROUP 4 POLICIES
Net Assets......................................  $  2,846   $  1,040   $  4,651   $  3,851   $  2,747   $  1,614   $    552
Units Outstanding...............................       243         97        374        323        236        144         52
Variable Accumulation Unit Value................  $  11.72   $  10.58   $  12.45   $  11.91   $  11.66   $  11.20   $  10.72
Total Return....................................     10.7%       5.8%       4.5%       2.2%       4.1%       4.5%       7.2%
Investment Income Ratio.........................      2.6%       2.4%       1.3%       3.6%       4.4%       5.4%      16.2%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                        MAINSTAY VP                        MAINSTAY VP
            CAPITAL APPRECIATION--INITIAL CLASS            CASH MANAGEMENT
    ----------------------------------------------------   --------
      2006       2005       2004       2003       2002       2006
    ---------------------------------------------------------------
    $164,993   $171,702   $174,254   $171,100   $131,204   $ 12,191
       7,540      8,138      8,889      9,027      8,730      8,188
    $  21.89   $  21.11   $  19.60   $  18.95   $  15.03   $   1.49
        3.7%       7.7%       3.4%      26.1%     (31.4%)      3.9%
        0.4%         --       0.3%       0.2%       0.1%       4.5%

    $ 57,500   $ 57,246   $ 53,193   $ 46,871   $ 30,458   $ 10,665
       6,922      7,159      7,176      6,553      5,381      8,981
    $   8.31   $   8.00   $   7.41   $   7.15   $   5.66   $   1.19
        3.9%       7.9%       3.6%      26.4%     (31.2%)      4.1%
        0.4%         --       0.3%       0.2%       0.1%       4.5%

    $    226   $    287   $    249   $    171   $     89   $  4,592
          21         28         26         19         13      4,097
    $  10.67   $  10.21   $   9.42   $   9.05   $   7.12   $   1.12
        4.4%       8.4%       4.2%      27.0%     (30.9%)      4.6%
        0.4%         --       0.3%       0.3%       0.1%       4.4%

    $  6,488   $  5,305   $  3,823   $  1,868   $    443   $  5,943
         542        463        362        184         55      5,397
    $  11.97   $  11.46   $  10.57   $  10.15   $   7.99   $   1.10
        4.4%       8.4%       4.2%      27.0%     (20.1%)      4.6%
        0.4%         --       0.3%       0.3%       0.3%       4.5%


                  MAINSTAY VP
                CASH MANAGEMENT
     -----------------------------------------
       2005       2004       2003       2002
     -----------------------------------------
     $ 13,394   $ 15,071   $ 16,841   $ 25,473
        9,325     10,726     12,004     18,149
     $   1.44   $   1.41   $   1.40   $   1.40
         2.2%       0.1%         --       0.6%
         2.8%       0.8%       0.7%       1.4%
     $ 10,937   $ 11,507   $ 13,640   $ 13,871
        9,578     10,323     12,279     12,508
     $   1.14   $   1.11   $   1.11   $   1.11
         2.4%       0.3%       0.2%       0.8%
         2.9%       0.8%       0.7%       1.3%
     $  3,214   $  2,255   $  1,680   $  3,050
        2,999      2,166      1,627      2,974
     $   1.07   $   1.04   $   1.03   $   1.03
         3.0%       0.8%       0.7%       2.0%
         2.9%       0.8%       0.7%       1.2%
     $  6,478   $  4,412   $  2,431   $  1,472
        6,170      4,317      2,399      1,462
     $   1.05   $   1.02   $   1.01   $   1.01
         3.0%       0.8%       0.7%       1.0%
         3.0%       0.9%       0.6%       1.0%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                                                             MAINSTAY VP
                                                                                                            CONSERVATIVE
                                                                         MAINSTAY VP                        ALLOCATION--
                                                                 COMMON STOCK--INITIAL CLASS                INITIAL CLASS
                                                     ----------------------------------------------------   -------------
                                                       2006       2005       2004       2003       2002         2006
                                                     --------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $ 71,216   $ 65,300   $ 65,117   $ 60,036   $ 46,902     $    990
Units Outstanding..................................     2,133      2,264      2,413      2,450      2,402           92
Variable Accumulation Unit Value...................  $  33.38   $  28.86   $  26.99   $  24.50   $  19.53     $  10.75
Total Return.......................................     15.7%       6.9%      10.1%      25.5%     (24.8%)        7.5%
Investment Income Ratio............................      0.6%       1.0%       1.4%       1.1%       0.9%         1.9%

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 37,206   $ 32,781   $ 30,884   $ 25,743   $ 17,351     $    243
Units Outstanding..................................     2,949      3,010      3,038      2,794      2,368           23
Variable Accumulation Unit Value...................  $  12.62   $  10.89   $  10.16   $   9.21   $   7.33     $  10.65
Total Return.......................................     15.9%       7.1%      10.3%      25.7%     (24.6%)        6.5%
Investment Income Ratio............................      0.6%       1.0%       1.5%       1.2%       1.1%         2.9%

GROUP 3 POLICIES
Net Assets.........................................  $    712   $    437   $    342   $    181   $    135     $     --
Units Outstanding..................................        55         40         33         20         18           --
Variable Accumulation Unit Value...................  $  12.85   $  11.03   $  10.25   $   9.24   $   7.31     $     --
Total Return.......................................     16.5%       7.7%      10.9%      26.4%     (24.2%)          --
Investment Income Ratio............................      0.7%       1.1%       1.8%       1.5%       0.9%           --

GROUP 4 POLICIES
Net Assets.........................................  $  6,331   $  4,474   $  3,337   $  1,665   $    429     $    245
Units Outstanding..................................       431        355        285        158         51           23
Variable Accumulation Unit Value...................  $  14.70   $  12.62   $  11.72   $  10.57   $   8.36     $  10.71
Total Return.......................................     16.5%       7.7%      10.9%      26.4%     (16.4%)        7.1%
Investment Income Ratio............................      0.6%       1.1%       1.8%       1.5%       3.2%         2.7%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                MAINSTAY VP
                         MAINSTAY VP                          FLOATING RATE--
                  CONVERTIBLE--INITIAL CLASS                   INITIAL CLASS
     ----------------------------------------------------   -------------------
       2006       2005       2004       2003       2002       2006       2005
     --------------------------------------------------------------------------
     $ 11,002   $ 10,737   $ 11,056   $  9,403   $  7,003   $ 26,514   $ 24,081
          512        548        597        535        484      2,480      2,370
     $  21.50   $  19.60   $  18.52   $  17.58   $  14.48   $  10.69   $  10.16
         9.6%       5.9%       5.4%      21.4%      (8.5%)      5.2%       1.6%
         2.3%       1.5%       2.1%       2.5%       2.9%       6.3%       4.7%

     $ 19,175   $ 17,963   $ 16,830   $ 14,680   $  9,942   $  1,472   $    594
        1,264      1,301      1,293      1,191        981        137         57
     $  15.17   $  13.81   $  13.02   $  12.33   $  10.14   $  10.73   $  10.18
         9.9%       6.1%       5.6%      21.6%      (8.3%)      5.5%       1.8%
         2.4%       1.6%       2.1%       2.5%       3.3%       6.4%       5.1%

     $    331   $    287   $    259   $    209   $     94   $    611   $     --
           23         22         21         18         10         59         --
     $  14.45   $  13.09   $  12.27   $  11.57   $   9.46   $  10.34   $     --
        10.4%       6.6%       6.1%      22.2%      (8.1%)      3.4%         --
         2.6%       1.7%       2.2%       2.8%       3.6%       5.9%         --

     $  6,526   $  5,298   $  3,837   $  1,791   $    336   $  2,131   $    340
          448        400        310        153         35        197         33
     $  14.58   $  13.21   $  12.39   $  11.67   $   9.55   $  10.82   $  10.21
        10.4%       6.6%       6.1%      22.2%      (4.5%)      6.0%       2.1%
         2.6%       1.8%       2.5%       3.5%      10.0%       6.1%       4.5%


                         MAINSTAY VP
                  GOVERNMENT--INITIAL CLASS
     ----------------------------------------------------
       2006       2005       2004       2003       2002
     ----------------------------------------------------
     $  8,512   $ 10,877   $ 11,676   $ 12,095   $ 13,456
          460        607        662        704        792
     $  18.52   $  17.92   $  17.63   $  17.18   $  16.98
         3.3%       1.7%       2.6%       1.2%       9.1%
         0.8%       3.1%       4.1%       4.3%       3.8%
     $  5,969   $  6,082   $  5,839   $  5,949   $  5,589
          417        439        431        451        429
     $  14.31   $  13.82   $  13.56   $  13.19   $  13.01
         3.5%       1.9%       2.8%       1.4%       9.3%
         1.0%       3.3%       4.2%       4.3%       4.3%
     $    377   $    185   $    165   $    120   $     90
           31         16         14         11          8
     $  12.20   $  11.72   $  11.45   $  11.08   $  10.88
         4.1%       2.4%       3.3%       1.9%       8.8%
         1.7%       3.3%       4.6%       4.5%       4.4%
     $  3,574   $  2,952   $  2,413   $  1,656   $    631
          299        257        215        152         59
     $  11.97   $  11.50   $  11.24   $  10.87   $  10.67
         4.0%       2.4%       3.3%       1.9%       6.7%
         1.1%       3.4%       4.8%       5.9%      10.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                        MAINSTAY VP
                                          GROWTH                           MAINSTAY VP
                                       ALLOCATION--                         HIGH YIELD
                                       INITIAL CLASS              CORPORATE BOND--INITIAL CLASS
                                       -------------   ----------------------------------------------------
                                           2006          2006       2005       2004       2003       2002
                                       --------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets...........................    $  2,781      $ 55,006   $ 51,635   $ 53,870   $ 47,585   $ 30,983
Units Outstanding....................         249         1,980      2,057      2,203      2,179      1,921
Variable Accumulation Unit Value.....    $  11.17      $  27.81   $  24.99   $  24.45   $  21.84   $  16.13
Total Return.........................       11.7%         11.2%       2.2%      11.9%      35.4%       1.2%
Investment Income Ratio..............        1.4%          2.0%       6.0%       7.6%       8.3%      10.7%


GROUP 2 POLICIES(b)
Net Assets...........................    $  2,018      $ 27,950   $ 25,483   $ 24,317   $ 18,335   $  9,959
Units Outstanding....................         183         1,564      1,589      1,554      1,314        969
Variable Accumulation Unit Value.....    $  11.02      $  17.87   $  16.03   $  15.65   $  13.95   $  10.28
Total Return.........................       10.2%         11.5%       2.4%      12.2%      35.7%       1.6%
Investment Income Ratio..............        1.6%          2.0%       5.9%       7.6%       8.6%      12.7%


GROUP 3 POLICIES
Net Assets...........................    $     --      $  1,125   $    558   $    544   $    411   $    271
Units Outstanding....................          --            62         34         34         29         26
Variable Accumulation Unit Value.....    $     --      $  18.20   $  16.25   $  15.78   $  14.00   $  10.27
Total Return.........................          --         12.0%       2.9%      12.7%      36.4%       2.1%
Investment Income Ratio..............          --          2.9%       6.0%       6.5%       7.6%      11.3%


GROUP 4 POLICIES
Net Assets...........................    $  2,507      $ 19,819   $ 14,260   $  8,986   $  3,601   $    851
Units Outstanding....................         226         1,141        920        597        270         87
Variable Accumulation Unit Value.....    $  11.07      $  17.37   $  15.50   $  15.06   $  13.36   $   9.79
Total Return.........................       10.7%         12.0%       2.9%      12.7%      36.4%      (2.1%)
Investment Income Ratio..............        1.7%          2.2%       7.0%       9.5%      11.0%      29.2%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                        MAINSTAY VP                                            MAINSTAY VP
             ICAP SELECT EQUITY--INITIAL CLASS                        INCOME & GROWTH--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
    -----------------------------------------------------------------------------------------------------------
    $  2,833   $  2,171   $  1,805   $  1,238   $    725   $  2,963   $  1,909   $  1,780   $  1,371   $    711
         216        195        171        130         96        252        188        183        157        104
    $  13.12   $  11.07   $  10.57   $   9.56   $   7.52   $  11.77   $  10.14   $   9.75   $   8.72   $   6.82
       18.5%       4.7%      10.6%      27.1%     (23.4%)     16.0%       4.0%      11.9%      27.8%     (20.1%)
        0.3%       1.0%       1.1%       0.9%       0.7%       0.8%       1.2%       1.9%       1.9%       1.2%

    $  6,304   $  5,881   $  5,346   $  4,035   $  2,364   $  5,062   $  4,480   $  4,141   $  3,183   $  2,008
         449        497        474        396        296        411        423        407        351        284
    $  14.05   $  11.83   $  11.28   $  10.18   $   8.00   $  12.31   $  10.59   $  10.16   $   9.07   $   7.08
       18.7%       4.9%      10.8%      27.3%     (23.2%)     16.3%       4.2%      12.1%      28.1%     (19.9%)
        0.3%       1.0%       1.1%       1.0%       0.7%       0.6%       1.2%       1.9%       1.6%       1.3%

    $    165   $    132   $    118   $     63   $     10   $    108   $     92   $     91   $    350   $      9
          11         11         10          6          1          7          7          8         33          1
    $  14.80   $  12.40   $  11.76   $  10.56   $   8.26   $  14.50   $  12.41   $  11.86   $  10.52   $   8.18
       19.3%       5.4%      11.4%      27.9%     (17.4%)     16.8%       4.7%      12.7%      28.7%     (18.2%)
        0.3%       0.9%       1.0%       1.3%       0.7%       0.6%       1.1%       0.7%       1.8%       1.2%

    $  2,594   $  1,796   $  1,234   $    407   $     74   $  2,272   $  1,557   $    899   $    323   $     68
         174        144        104         38          9        148        118         72         29          8
    $  14.90   $  12.49   $  11.85   $  10.64   $   8.31   $  15.36   $  13.14   $  12.55   $  11.14   $   8.66
       19.3%       5.4%      11.4%      27.9%     (16.9%)     16.9%       4.7%      12.7%      28.7%     (13.4%)
        0.3%       1.0%       1.4%       1.4%       1.8%       0.7%       1.4%       2.4%       2.2%       3.7%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                         MAINSTAY VP
                                                             INTERNATIONAL EQUITY-- INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2006       2005       2004       2003       2002
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $ 27,357   $ 19,433   $ 13,646   $  8,605   $  5,894
Units Outstanding..................................     1,039        962        725        533        471
Variable Accumulation Unit Value...................  $  26.32   $  20.18   $  18.82   $  16.15   $  12.51
Total Return.......................................     30.4%       7.2%      16.5%      29.1%      (5.1%)
Investment Income Ratio............................      0.3%       1.9%       1.1%       2.0%       1.4%

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 16,481   $ 10,159   $  6,258   $  3,310   $  1,670
Units Outstanding..................................     1,011        830        540        334        218
Variable Accumulation Unit Value...................  $  16.26   $  12.44   $  11.58   $   9.92   $   7.67
Total Return.......................................     30.7%       7.5%      16.8%      29.4%      (4.7%)
Investment Income Ratio............................      0.3%       2.0%       1.2%       2.3%       1.7%

GROUP 3 POLICIES
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --

GROUP 4 POLICIES
Net Assets.........................................  $ 13,667   $  5,891   $  2,665   $    526   $     59
Units Outstanding..................................       686        388        190         44          6
Variable Accumulation Unit Value...................  $  19.91   $  15.16   $  14.04   $  11.96   $   9.20
Total Return.......................................     31.3%       8.0%      17.3%      30.0%      (8.0%)
Investment Income Ratio............................      0.4%       2.2%       1.6%       3.4%       5.6%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                        MAINSTAY VP                                            MAINSTAY VP
              LARGE CAP GROWTH--INITIAL CLASS                          MID CAP CORE--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
    -----------------------------------------------------------------------------------------------------------
    $  3,636   $  3,170   $  3,483   $  3,207   $  2,214   $ 12,614   $  9,347   $ 11,787   $  7,136   $  4,625
         489        454        517        461        405        725        612        890        654        570
    $   7.44   $   6.99   $   6.74   $   6.95   $   5.47   $  17.40   $  15.24   $  13.25   $  10.91   $   8.11
        6.5%       3.6%      (3.0%)     27.2%     (28.7%)     14.1%      15.1%      21.4%      34.6%     (13.5%)
        0.1%         --       0.2%       0.2%       0.1%         --       0.5%       0.6%       0.5%       0.3%

    $ 12,902   $ 12,396   $ 12,186   $ 12,283   $  7,827   $  9,451   $  7,371   $  3,914   $  1,640   $    653
       1,273      1,305      1,332      1,305      1,060        534        476        292        149         80
    $  10.13   $   9.50   $   9.15   $   9.41   $   7.39   $  17.70   $  15.48   $  13.43   $  11.04   $   8.19
        6.7%       3.8%      (2.8%)     27.4%     (28.6%)     14.4%      15.3%      21.6%      34.8%     (13.4%)
        0.1%         --       0.2%       0.2%       0.1%         --       0.7%       0.7%       0.6%       0.4%

    $    242   $    255   $    214   $    191   $     96   $     --   $     --   $     --   $     --   $     --
          24         27         24         21         13         --         --         --         --         --
    $  10.16   $   9.48   $   9.08   $   9.30   $   7.26   $     --   $     --   $     --   $     --   $     --
        7.2%       4.3%      (2.3%)     28.1%     (28.2%)        --         --         --         --         --
        0.1%         --       0.3%       0.2%       0.1%         --         --         --         --         --

    $  2,756   $  1,710   $  1,257   $    655   $    159   $  9,877   $  5,976   $  2,594   $    566   $     73
         239        158        122         62         19        521        363        183         49          9
    $  11.51   $  10.74   $  10.29   $  10.54   $   8.23   $  18.93   $  16.47   $  14.21   $  11.63   $   8.58
        7.2%       4.3%      (2.3%)     28.1%     (17.7%)     15.0%      15.9%      22.2%      35.5%     (14.2%)
        0.2%         --       0.3%       0.2%       0.2%         --       0.7%       0.8%       0.8%       1.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                         MAINSTAY VP
                                                                MID CAP GROWTH--INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2006       2005       2004       2003       2002
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $ 12,628   $ 11,166   $ 11,789   $  7,461   $  3,688
Units Outstanding..................................       886        846      1,041        802        570
Variable Accumulation Unit Value...................  $  14.29   $  13.17   $  11.33   $   9.30   $   6.47
Total Return.......................................      8.5%      16.3%      21.8%      43.8%     (29.1%)
Investment Income Ratio............................        --         --         --         --         --

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 12,688   $ 10,811   $  6,775   $  3,517   $  1,074
Units Outstanding..................................       849        785        574        363        160
Variable Accumulation Unit Value...................  $  14.96   $  13.76   $  11.81   $   9.68   $   6.72
Total Return.......................................      8.7%      16.5%      22.0%      44.1%     (28.9%)
Investment Income Ratio............................        --         --         --         --         --

GROUP 3 POLICIES
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --

GROUP 4 POLICIES
Net Assets.........................................  $ 14,375   $  9,842   $  4,691   $  1,304   $    256
Units Outstanding..................................       844        631        353        120         34
Variable Accumulation Unit Value...................  $  17.03   $  15.58   $  13.31   $  10.85   $   7.50
Total Return.......................................      9.2%      17.1%      22.6%      44.8%     (25.0%)
Investment Income Ratio............................        --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                                                           MAINSTAY VP      MAINSTAY VP
                                                            MODERATE      MODERATE GROWTH
                        MAINSTAY VP                       ALLOCATION--     ALLOCATION--
               MID CAP VALUE--INITIAL CLASS               INITIAL CLASS    INITIAL CLASS
    ---------------------------------------------------   -------------   ---------------
      2006       2005       2004      2003       2002         2006             2006
    -------------------------------------------------------------------------------------
    $ 14,697   $ 13,143   $ 14,820   $ 9,718   $  6,585     $  1,874         $  4,635
         988      1,001      1,185       907        787          172              417
    $  14.87   $  13.13   $  12.51   $ 10.72   $   8.37     $  10.92         $  11.12
       13.3%       5.0%      16.7%     28.1%     (15.1%)        9.2%            11.2%
        0.1%       0.8%       1.0%      1.1%       1.1%         1.9%             2.3%

    $ 13,592   $ 12,092   $  9,228   $ 5,632   $  2,954     $  1,939         $  2,881
         906        912        733       523        352          179              261
    $  15.03   $  13.24   $  12.59   $ 10.76   $   8.39     $  10.82         $  10.95
       13.5%       5.2%      17.0%     28.3%     (15.0%)        8.2%             9.5%
        0.1%       0.9%       1.0%      1.2%       1.4%         2.1%             2.1%

    $     --   $     --   $     --   $    --   $     --     $     --         $     --
          --         --         --        --         --           --               --
    $     --   $     --   $     --   $    --   $     --     $     --         $     --
          --         --         --        --         --           --               --
          --         --         --        --         --           --               --

    $ 12,305   $  8,702   $  4,862   $ 1,814   $    458     $  1,551         $  2,942
         801        646        381       167         54          142              266
    $  15.36   $  13.47   $  12.75   $ 10.84   $   8.41     $  10.95         $  11.06
       14.0%       5.7%      17.5%     29.0%     (15.9%)        9.5%            10.6%
        0.1%       0.9%       1.2%      1.5%       3.4%         3.4%             2.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                         MAINSTAY VP
                                                                 S&P 500 INDEX--INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2006       2005       2004       2003       2002
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $157,043   $145,879   $146,432   $133,315   $ 99,916
Units Outstanding..................................     4,402      4,688      4,895      4,890      4,665
Variable Accumulation Unit Value...................  $  35.68   $  31.13   $  29.91   $  27.26   $  21.42
Total Return.......................................     14.6%       4.1%       9.7%      27.3%     (22.8%)
Investment Income Ratio............................      0.5%       1.2%       1.6%       1.4%       1.3%


GROUP 2 POLICIES(b)
Net Assets.........................................  $ 83,998   $ 74,782   $ 69,081   $ 56,757   $ 35,382
Units Outstanding..................................     7,145      7,305      7,035      6,355      5,053
Variable Accumulation Unit Value...................  $  11.76   $  10.24   $   9.82   $   8.93   $   7.00
Total Return.......................................     14.9%       4.3%       9.9%      27.6%     (22.6%)
Investment Income Ratio............................      0.5%       1.2%       1.7%       1.5%       1.5%


GROUP 3 POLICIES
Net Assets.........................................  $  3,318   $    623   $    817   $    410   $      9
Units Outstanding..................................       247         53         74         41          1
Variable Accumulation Unit Value...................  $  13.43   $  11.64   $  11.11   $  10.06   $   7.85
Total Return.......................................     15.4%       4.8%      10.5%      28.2%     (21.5%)
Investment Income Ratio............................      1.0%       1.1%       1.6%       3.1%       3.1%


GROUP 4 POLICIES
Net Assets.........................................  $ 35,383   $ 27,317   $ 18,720   $  6,886   $  1,890
Units Outstanding..................................     2,416      2,155      1,547        629        221
Variable Accumulation Unit Value...................  $  14.64   $  12.68   $  12.10   $  10.95   $   8.54
Total Return.......................................     15.5%       4.8%      10.5%      28.2%     (14.6%)
Investment Income Ratio............................      0.6%       1.4%       2.2%       2.0%       4.4%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                        MAINSTAY VP                                            MAINSTAY VP
              SMALL CAP GROWTH--INITIAL CLASS                          TOTAL RETURN--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
    -----------------------------------------------------------------------------------------------------------
    $  6,147   $  5,817   $ 10,272   $  8,132   $  4,477   $ 44,324   $ 43,324   $ 44,038   $ 42,609   $ 36,510
         534        529        967        831        644      1,863      1,981      2,129      2,175      2,215
    $  11.60   $  10.98   $  10.63   $   9.78   $   6.95   $  23.79   $  21.88   $  20.69   $  19.59   $  16.48
        5.6%       3.3%       8.6%      40.7%     (26.9%)      8.7%       5.8%       5.6%      18.8%     (17.0%)
          --         --         --         --         --       0.6%       1.5%       1.7%       1.9%       2.5%

    $  7,215   $  7,581   $  6,396   $  4,170   $  1,442   $ 15,673   $ 14,630   $ 13,594   $ 11,610   $  8,019
         602        668        585        415        202      1,341      1,365      1,343      1,214        998
    $  11.98   $  11.32   $  10.93   $  10.04   $   7.12   $  11.69   $  10.73   $  10.12   $   9.57   $   8.03
        5.8%       3.5%       8.9%      41.0%     (26.8%)      8.9%       6.0%       5.8%      19.1%     (16.9%)
          --         --         --         --         --       0.6%       1.6%       1.8%       2.1%       2.9%

    $     --   $     --   $     --   $     --   $     --   $    172   $    108   $    101   $      3   $      1
          --         --         --         --         --         14          9          9         --         --
    $     --   $     --   $     --   $     --   $     --   $  12.69   $  11.59   $  10.88   $  10.23   $   8.55
          --         --         --         --         --       9.5%       6.5%       6.4%      19.7%     (14.5%)
          --         --         --         --         --       0.8%       1.6%       1.7%       2.2%       1.0%

    $  8,191   $  6,400   $  3,819   $  1,337   $    209   $  3,461   $  2,669   $  1,898   $    914   $    362
         584        486        301        115         26        257        218        165         84         40
    $  14.02   $  13.18   $  12.67   $  11.58   $   8.17   $  13.45   $  12.28   $  11.53   $  10.84   $   9.06
        6.3%       4.1%       9.4%      41.7%     (18.3%)      9.5%       6.5%       6.4%      19.7%      (9.4%)
          --         --         --         --         --       0.7%       1.8%       2.2%       2.5%      13.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                      MAINSTAY VP
                                                                  VALUE--INITIAL CLASS
                                                  ----------------------------------------------------
                                                    2006       2005       2004       2003       2002
                                                  ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $ 51,068   $ 45,082   $ 44,899   $ 40,618   $ 31,545
Units Outstanding...............................     1,876      1,955      2,054      2,053      2,017
Variable Accumulation Unit Value................  $  27.22   $  23.06   $  21.86   $  19.78   $  15.64
Total Return....................................     18.0%       5.5%      10.5%      26.5%     (21.6%)
Investment Income Ratio.........................      0.4%       1.2%       1.2%       1.6%       1.4%


GROUP 2 POLICIES(b)
Net Assets......................................  $ 22,221   $ 19,019   $ 17,691   $ 14,265   $  8,835
Units Outstanding...............................     1,360      1,376      1,353      1,208        948
Variable Accumulation Unit Value................  $  16.35   $  13.82   $  13.08   $  11.81   $   9.32
Total Return....................................     18.3%       5.7%      10.7%      26.7%     (21.4%)
Investment Income Ratio.........................      0.4%       1.2%       1.2%       1.7%       1.8%


GROUP 3 POLICIES
Net Assets......................................  $    588   $  1,123   $  1,036   $    736   $    274
Units Outstanding...............................        41         94         92         73         35
Variable Accumulation Unit Value................  $  14.21   $  11.95   $  11.25   $  10.11   $   7.94
Total Return....................................     18.9%       6.2%      11.3%      27.4%     (21.0%)
Investment Income Ratio.........................      0.3%       1.3%       1.6%       1.8%       1.4%


GROUP 4 POLICIES
Net Assets......................................  $  7,915   $  5,490   $  3,975   $  2,025   $    708
Units Outstanding...............................       546        450        346        196         87
Variable Accumulation Unit Value................  $  14.50   $  12.19   $  11.48   $  10.31   $   8.10
Total Return....................................     18.9%       6.2%      11.3%      27.4%     (19.0%)
Investment Income Ratio.........................      0.4%       1.4%       1.4%       2.1%       4.4%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                       ALGER AMERICAN                                         ALGER AMERICAN
             LEVERAGED ALL CAP--CLASS O SHARES                     SMALL CAPITALIZATION--CLASS O SHARES
    ----------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
    -----------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $ 22,637   $ 19,086   $ 16,480   $ 14,286   $  8,883
          --         --         --         --         --      1,545      1,552      1,556      1,562      1,373
    $     --   $     --   $     --   $     --   $     --   $  14.65   $  12.29   $  10.59   $   9.15   $   6.47
          --         --         --         --         --      19.2%      16.1%      15.8%      41.4%     (26.7%)
          --         --         --         --         --         --         --         --         --         --


    $     --   $     --   $     --   $     --   $     --   $ 18,785   $ 15,527   $ 12,816   $ 10,177   $  6,027
          --         --         --         --         --      1,690      1,668      1,601      1,475      1,237
    $     --   $     --   $     --   $     --   $     --   $  11.11   $   9.31   $   8.00   $   6.90   $   4.87
          --         --         --         --         --      19.4%      16.3%      16.0%      41.6%     (26.6%)
          --         --         --         --         --         --         --         --         --         --


    $    178   $     76   $     64   $     38   $      6   $  1,408   $  1,522   $  1,311   $    894   $     51
          10          5          5          3          1         80        103        104         83          7
    $  17.61   $  14.76   $  12.90   $  11.92   $   8.85   $  17.70   $  14.75   $  12.62   $  10.82   $   7.60
       19.3%      14.4%       8.2%      34.7%     (11.5%)     20.0%      16.9%      16.6%      42.3%     (26.2%)
          --         --         --         --         --         --         --         --         --         --


    $     --   $     --   $     --   $     --   $     --   $  5,601   $  3,021   $  1,704   $    430   $     66
          --         --         --         --         --        291        188        124         37          8
    $     --   $     --   $     --   $     --   $     --   $  19.25   $  16.04   $  13.72   $  11.77   $   8.27
          --         --         --         --         --      20.0%      16.9%      16.6%      42.3%     (17.3%)
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                         AMERICAN CENTURY
                                                           VP INFLATION
                                                      PROTECTION-- CLASS II
                                                  ------------------------------
                                                    2006       2005       2004
                                                  ------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $     --   $     --   $     --
Units Outstanding...............................        --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --
Total Return....................................        --         --         --
Investment Income Ratio.........................        --         --         --


GROUP 2 POLICIES(b)
Net Assets......................................  $     --   $     --   $     --
Units Outstanding...............................        --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --
Total Return....................................        --         --         --
Investment Income Ratio.........................        --         --         --


GROUP 3 POLICIES
Net Assets......................................  $     32   $      6   $      1
Units Outstanding...............................         3         --         --
Variable Accumulation Unit Value................  $  10.73   $  10.55   $  10.39
Total Return....................................      1.6%       1.6%       3.9%
Investment Income Ratio.........................      3.1%       5.4%       4.6%


GROUP 4 POLICIES
Net Assets......................................  $     --   $     --   $     --
Units Outstanding...............................        --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --
Total Return....................................        --         --         --
Investment Income Ratio.........................        --         --         --


                                                                  AMERICAN CENTURY VP
                                                                INTERNATIONAL--CLASS II
                                                  ----------------------------------------------------
                                                    2006       2005       2004       2003       2002
                                                  ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --

GROUP 2 POLICIES(b)
Net Assets......................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --

GROUP 3 POLICIES
Net Assets......................................  $  1,691   $    119   $     53   $    208   $     --
Units Outstanding...............................        87          8          4         17         --
Variable Accumulation Unit Value................  $  19.39   $  15.55   $  13.74   $  11.98   $   9.63
Total Return....................................     24.7%      13.1%      14.8%      24.4%      (3.7%)
Investment Income Ratio.........................      0.3%       0.7%       3.0%         --         --

GROUP 4 POLICIES
Net Assets......................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                    AMERICAN CENTURY VP                                          CALVERT
                      VALUE--CLASS II                                   SOCIAL BALANCED PORTFOLIO
    ----------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
    -----------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $  1,773   $  1,642   $  1,518   $  1,377   $  1,178
          --         --         --         --         --        104        104        101         98         99
    $     --   $     --   $     --   $     --   $     --   $  17.10   $  15.84   $  15.09   $  14.04   $  11.85
          --         --         --         --         --       8.0%       4.9%       7.5%      18.5%     (12.7%)
          --         --         --         --         --       2.4%       1.9%       1.7%       1.9%       2.9%


    $     --   $     --   $     --   $     --   $     --   $  2,203   $  2,069   $  1,962   $  1,712   $  1,379
          --         --         --         --         --        181        184        183        172        165
    $     --   $     --   $     --   $     --   $     --   $  12.17   $  11.25   $  10.70   $   9.93   $   8.36
          --         --         --         --         --       8.2%       5.1%       7.7%      18.7%     (12.6%)
          --         --         --         --         --       2.3%       1.8%       1.8%       2.0%       3.4%


    $  1,448   $    290   $    973   $    189   $     --   $     --   $     --   $     --   $     --   $     --
          81         19         67         15         --         --         --         --         --         --
    $  17.98   $  15.18   $  14.48   $  12.68   $   9.84   $     --   $     --   $     --   $     --   $     --
       18.5%       4.9%      14.2%      28.8%      (1.6%)        --         --         --         --         --
        0.5%       1.6%       0.4%         --         --         --         --         --         --         --


    $     --   $     --   $     --   $     --   $     --   $    979   $    755   $    451   $    185   $     59
          --         --         --         --         --         71         59         37         17          6
    $     --   $     --   $     --   $     --   $     --   $  13.83   $  12.71   $  12.03   $  11.11   $   9.31
          --         --         --         --         --       8.8%       5.7%       8.3%      19.3%      (6.9%)
          --         --         --         --         --       2.6%       2.2%       2.4%       2.6%      16.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                          DREYFUS IP
                                                                     TECHNOLOGY GROWTH--
                                                                        INITIAL SHARES
                                                     ----------------------------------------------------
                                                       2006       2005       2004       2003       2002
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $  2,964   $  2,819   $  3,086   $  1,633   $    320
Units Outstanding..................................       313        311        351        185         54
Variable Accumulation Unit Value...................  $   9.38   $   9.06   $   8.79   $   8.81   $   5.88
Total Return.......................................      3.6%       3.1%      (0.2%)     49.9%     (39.8%)
Investment Income Ratio............................        --         --         --         --         --


GROUP 2 POLICIES(b)
Net Assets.........................................  $  2,963   $  2,785   $  2,429   $  1,884   $    550
Units Outstanding..................................       303        296        266        206         91
Variable Accumulation Unit Value...................  $   9.78   $   9.43   $   9.13   $   9.13   $   6.08
Total Return.......................................      3.8%       3.3%       0.0%      50.2%     (39.7%)
Investment Income Ratio............................        --         --         --         --         --


GROUP 3 POLICIES
Net Assets.........................................  $    154   $     63   $     75   $     53   $     24
Units Outstanding..................................        12          5          6          5          3
Variable Accumulation Unit Value...................  $  12.52   $  12.00   $  11.56   $  11.51   $   7.63
Total Return.......................................      4.3%       3.8%       0.5%      51.0%     (39.4%)
Investment Income Ratio............................        --         --         --         --         --


GROUP 4 POLICIES
Net Assets.........................................  $  3,251   $  2,514   $  1,641   $    637   $     68
Units Outstanding..................................       259        208        141         55          9
Variable Accumulation Unit Value...................  $  12.60   $  12.08   $  11.64   $  11.59   $   7.68
Total Return.......................................      4.3%       3.8%       0.5%      51.0%     (23.2%)
Investment Income Ratio............................        --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                   DREYFUS VIF
              DEVELOPING LEADERS--                                FIDELITY(R) VIP
                 INITIAL SHARES                             CONTRAFUND(R)--INITIAL CLASS
    -----------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2006       2005       2004       2003       2002
    ------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $ 94,769   $ 87,169   $ 71,268   $ 59,024   $ 43,637
          --         --         --         --      3,389      3,455      3,282      3,117      2,940
    $     --   $     --   $     --   $     --   $  27.97   $  25.21   $  21.71   $  18.94   $  14.84
          --         --         --         --      10.9%      16.1%      14.7%      27.6%     (10.0%)
          --         --         --         --       1.3%       0.3%       0.3%       0.4%       0.8%


    $     --   $     --   $     --   $     --   $ 59,914   $ 53,530   $ 40,911   $ 30,734   $ 19,700
          --         --         --         --      3,641      3,613      3,214      2,774      2,273
    $     --   $     --   $     --   $     --   $  16.46   $  14.81   $  12.73   $  11.08   $   8.67
          --         --         --         --      11.2%      16.4%      14.9%      27.8%      (9.8%)
          --         --         --         --       1.3%       0.3%       0.3%       0.4%       0.7%


    $    875   $    326   $    279   $    135   $  5,013   $  3,083   $  1,376   $    641   $    177
          56         22         20         11        289        199        104         56         20
    $  15.59   $  15.02   $  14.20   $  12.75   $  17.32   $  15.50   $  13.26   $  11.48   $   8.94
        3.8%       5.8%      11.3%      27.5%      11.7%      16.9%      15.5%      28.5%      (9.3%)
        0.3%         --       0.2%         --       1.6%       0.2%       0.3%       0.4%       0.8%


    $     --   $     --   $     --   $     --   $ 23,566   $ 14,699   $  6,747   $  2,500   $    523
          --         --         --         --      1,361        946        509        218         59
    $     --   $     --   $     --   $     --   $  17.30   $  15.49   $  13.25   $  11.47   $   8.93
          --         --         --         --      11.7%      16.9%      15.5%      28.5%     (10.7%)
          --         --         --         --       1.3%       0.2%       0.2%       0.2%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                       FIDELITY(R) VIP
                                                                 EQUITY-INCOME--INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2006       2005       2004       2003       2002
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $ 35,270   $ 28,755   $ 27,122   $ 22,122   $ 16,081
Units Outstanding..................................     1,514      1,472      1,461      1,320      1,241
Variable Accumulation Unit Value...................  $  23.30   $  19.52   $  18.57   $  16.76   $  12.95
Total Return.......................................     19.4%       5.1%      10.8%      29.4%     (17.7%)
Investment Income Ratio............................      3.3%       1.6%       1.4%       1.7%       1.7%

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 22,182   $ 17,890   $ 16,306   $ 12,853   $  7,626
Units Outstanding..................................     1,372      1,323      1,270      1,111        855
Variable Accumulation Unit Value...................  $  16.17   $  13.52   $  12.84   $  11.57   $   8.92
Total Return.......................................     19.6%       5.3%      11.0%      29.7%     (17.3%)
Investment Income Ratio............................      3.4%       1.6%       1.4%       1.6%       1.4%

GROUP 3 POLICIES
Net Assets.........................................  $  1,648   $    564   $    401   $    732   $     47
Units Outstanding..................................       104         43         32         66          6
Variable Accumulation Unit Value...................  $  15.86   $  13.19   $  12.46   $  11.17   $   8.57
Total Return.......................................     20.2%       5.9%      11.5%      30.3%     (17.1%)
Investment Income Ratio............................      4.0%       1.4%       2.8%       0.3%       0.5%

GROUP 4 POLICIES
Net Assets.........................................  $ 12,294   $  7,732   $  4,697   $  1,449   $    334
Units Outstanding..................................       781        589        380        131         39
Variable Accumulation Unit Value...................  $  15.73   $  13.09   $  12.36   $  11.09   $   8.51
Total Return.......................................     20.2%       5.9%      11.5%      30.3%     (14.9%)
Investment Income Ratio............................      3.3%       1.3%       0.9%       0.9%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                      FIDELITY(R) VIP                                    FIDELITY(R) VIP
                   GROWTH--INITIAL CLASS                            INDEX 500--INITIAL CLASS
    ----------------------------------------------------   -------------------------------------------
      2006       2005       2004       2003       2002      2006     2005     2004     2003     2002
    --------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $   --   $   --   $   --   $   --   $    --
          --         --         --         --         --       --       --       --       --        --
    $     --   $     --   $     --   $     --   $     --   $   --   $   --   $   --   $   --   $    --
          --         --         --         --         --       --       --       --       --        --
          --         --         --         --         --       --       --       --       --        --


    $     --   $     --   $     --   $     --   $     --   $   --   $   --   $   --   $   --   $    --
          --         --         --         --         --       --       --       --       --        --
    $     --   $     --   $     --   $     --   $     --   $   --   $   --   $   --   $   --   $    --
          --         --         --         --         --       --       --       --       --        --
          --         --         --         --         --       --       --       --       --        --


    $  1,128   $    344   $    316   $    258   $    101   $1,810   $1,486   $  906   $  613   $    87
         107         35         34         28         15      138      132       84       63        11
    $  10.58   $   9.90   $   9.36   $   9.05   $   6.82   $13.07   $11.30   $10.78   $ 9.74   $  7.59
        6.9%       5.8%       3.4%      32.8%     (30.1%)   15.7%     4.8%    10.6%    28.4%    (22.2%)
        0.3%       0.5%       0.2%       0.2%       0.3%     1.5%     1.3%     1.7%     0.7%      1.3%


    $     --   $     --   $     --   $     --   $     --   $   --   $   --   $   --   $   --   $    --
          --         --         --         --         --       --       --       --       --        --
    $     --   $     --   $     --   $     --   $     --   $   --   $   --   $   --   $   --   $    --
          --         --         --         --         --       --       --       --       --        --
          --         --         --         --         --       --       --       --       --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                       FIDELITY(R) VIP
                                                                       INVESTMENT GRADE
                                                                     BOND--INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2006       2005       2004       2003       2002
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --

GROUP 2 POLICIES(b)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --

GROUP 3 POLICIES
Net Assets.........................................  $    414   $    202   $     28   $     89   $     51
Units Outstanding..................................        35         18          3          8          5
Variable Accumulation Unit Value...................  $  11.92   $  11.42   $  11.18   $  10.70   $  10.17
Total Return.......................................      4.3%       2.2%       4.5%       5.2%       1.7%
Investment Income Ratio............................      3.3%       0.7%      10.1%       4.1%         --

GROUP 4 POLICIES
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                      FIDELITY(R) VIP                                        FIDELITY(R) VIP
                   MID CAP--INITIAL CLASS                                OVERSEAS--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
    -----------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --


    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --


    $  3,238   $  2,972   $  1,800   $    632   $    393   $  2,195   $  1,360   $    525   $    509   $      1
         151        156        112         49         42        122         89         41         45         --
    $  21.47   $  19.05   $  16.10   $  12.89   $   9.30   $  18.04   $  15.28   $  12.83   $  11.29   $   7.88
       12.7%      18.3%      24.9%      38.6%      (9.8%)     18.1%      19.0%      13.6%      43.4%     (21.2%)
        0.4%         --         --       0.4%       0.8%       0.8%       0.4%       0.9%       0.1%         --


    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                      JANUS ASPEN SERIES
                                                                BALANCED--INSTITUTIONAL SHARES
                                                     ----------------------------------------------------
                                                       2006       2005       2004       2003       2002
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $ 45,896   $ 43,947   $ 43,708   $ 43,234   $ 36,821
Units Outstanding..................................     1,813      1,906      2,031      2,165      2,089
Variable Accumulation Unit Value...................  $  25.36   $  23.07   $  21.52   $  19.97   $  17.63
Total Return.......................................      9.9%       7.2%       7.8%      13.3%      (7.1%)
Investment Income Ratio............................      2.2%       2.3%       2.3%       2.3%       2.5%

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 61,661   $ 58,315   $ 54,629   $ 47,916   $ 36,285
Units Outstanding..................................     4,281      4,460      4,488      4,251      3,653
Variable Accumulation Unit Value...................  $  14.40   $  13.08   $  12.17   $  11.27   $   9.93
Total Return.......................................     10.2%       7.4%       8.0%      13.5%      (6.9%)
Investment Income Ratio............................      2.2%       2.3%       2.3%       2.3%       2.7%

GROUP 3 POLICIES
Net Assets.........................................  $    497   $    394   $    335   $    246   $    110
Units Outstanding..................................        36         31         29         23         12
Variable Accumulation Unit Value...................  $  13.90   $  12.56   $  11.63   $  10.72   $   9.40
Total Return.......................................     10.7%       7.9%       8.5%      14.0%      (6.3%)
Investment Income Ratio............................      2.2%       2.3%       2.3%       2.5%       2.4%

GROUP 4 POLICIES
Net Assets.........................................  $ 12,257   $  9,348   $  6,487   $  3,422   $  1,084
Units Outstanding..................................       875        738        553        317        114
Variable Accumulation Unit Value...................  $  14.01   $  12.65   $  11.72   $  10.80   $   9.47
Total Return.......................................     10.7%       7.9%       8.5%      14.0%      (5.3%)
Investment Income Ratio............................      2.2%       2.4%       2.7%       2.6%       4.4%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                     JANUS ASPEN SERIES                                     JANUS ASPEN SERIES
            MID CAP GROWTH--INSTITUTIONAL SHARES                 WORLDWIDE GROWTH --INSTITUTIONAL SHARES
    ----------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002
    -----------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $ 55,577   $ 50,767   $ 52,683   $ 51,897   $ 41,366
          --         --         --         --         --      2,826      3,028      3,304      3,386      3,323
    $     --   $     --   $     --   $     --   $     --   $  19.68   $  16.76   $  15.95   $  15.33   $  12.45
          --         --         --         --         --      17.4%       5.1%       4.0%      23.1%     (25.9%)
          --         --         --         --         --       1.8%       1.4%       1.0%       1.1%       0.9%

    $     --   $     --   $     --   $     --   $     --   $ 53,656   $ 47,111   $ 45,284   $ 40,827   $ 27,454
          --         --         --         --         --      4,973      5,136      5,200      4,887      4,055
    $     --   $     --   $     --   $     --   $     --   $  10.79   $   9.17   $   8.71   $   8.35   $   6.77
          --         --         --         --         --      17.6%       5.3%       4.3%      23.4%     (25.7%)
          --         --         --         --         --       1.8%       1.4%       1.0%       1.1%       1.0%

    $    275   $    132   $    114   $     27   $      2   $    714   $    258   $    241   $    185   $    136
          17          9          9          3         --         58         25         24         20         18
    $  16.04   $  14.12   $  12.57   $  10.41   $   7.70   $  12.41   $  10.50   $   9.91   $   9.46   $   7.63
       13.6%      12.3%      20.7%      35.1%     (27.9%)     18.2%       5.9%       4.8%      24.0%     (25.4%)
          --         --         --         --         --       2.1%       1.4%       1.0%       1.0%       1.1%

    $     --   $     --   $     --   $     --   $     --   $  6,179   $  4,256   $  2,999   $  1,530   $    418
          --         --         --         --         --        464        378        282        151         51
    $     --   $     --   $     --   $     --   $     --   $  13.31   $  11.26   $  10.63   $  10.15   $   8.19
          --         --         --         --         --      18.2%       5.9%       4.8%      24.0%     (18.1%)
          --         --         --         --         --       1.8%       1.5%       1.2%       1.1%       1.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                            MFS(R)
                                                            INVESTORS TRUST SERIES--INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2006       2005       2004       2003       2002
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --

GROUP 2 POLICIES(b)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --

GROUP 3 POLICIES
Net Assets.........................................  $     69   $     60   $     58   $     54   $     46
Units Outstanding..................................         5          5          5          6          6
Variable Accumulation Unit Value...................  $  13.00   $  11.50   $  10.72   $   9.63   $   7.88
Total Return.......................................     13.0%       7.3%      11.4%      22.1%     (21.0%)
Investment Income Ratio............................      0.5%       0.5%       0.6%       0.7%       0.5%

GROUP 4 POLICIES
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                     MFS(R)                                 MFS(R)                                MFS(R)
                  NEW DISCOVERY                       RESEARCH SERIES--                     UTILITIES SERIES--
              SERIES--INITIAL CLASS                     INITIAL CLASS                          INITIAL CLASS
    -----------------------------------------   ------------------------------   -----------------------------------------
      2006       2005       2004       2003       2006       2005       2004       2006       2005       2004       2003
    ----------------------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --         --


    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --         --


    $    102   $     69   $     62   $     22   $     --   $     --   $     --   $    239   $     54   $     19   $      5
           8          6          6          2         --         --         --          9          3          1         --
    $  13.37   $  11.81   $  11.22   $  10.54   $  12.11   $  11.93   $  11.70   $  25.70   $  19.58   $  16.76   $  12.87
       13.2%       5.2%       6.5%       5.4%       1.5%       2.0%      17.0%      31.3%      16.8%      30.2%      28.7%
          --         --         --         --       0.7%       0.6%         --       1.5%       0.3%       0.8%       2.2%


    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                     NEUBERGER BERMAN AMT
                                                                   MID-CAP GROWTH--CLASS I
                                                     ----------------------------------------------------
                                                       2006       2005       2004       2003       2002
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --


GROUP 2 POLICIES(b)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --


GROUP 3 POLICIES
Net Assets.........................................  $     85   $     71   $     83   $     39   $     10
Units Outstanding..................................         5          5          7          4          1
Variable Accumulation Unit Value...................  $  15.81   $  13.79   $  12.12   $  10.42   $   8.14
Total Return.......................................     14.7%      13.7%      16.3%      28.1%     (29.3%)
Investment Income Ratio............................        --         --         --         --         --


GROUP 4 POLICIES
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


        PIMCO
        GLOBAL              PIMCO                 PIMCO                 ROYCE                 ROYCE
        BOND--          REAL RETURN--        TOTAL RETURN--           MICRO-CAP             SMALL-CAP
    ADMINISTRATIVE     ADMINISTRATIVE        ADMINISTRATIVE          PORTFOLIO--           PORTFOLIO--
     CLASS SHARES       CLASS SHARES          CLASS SHARES        INVESTMENT CLASS      INVESTMENT CLASS
    --------------   -------------------   -------------------   -------------------   -------------------
         2006          2006       2005       2006       2005       2006       2005       2006       2005
    ------------------------------------------------------------------------------------------------------
       $     --      $     --   $     --   $     --   $     --   $  1,347   $     99   $    670   $    118
             --            --         --         --         --        109         10         57         12
       $     --      $     --   $     --   $     --   $     --   $  12.40   $  10.24   $  11.59   $  10.16
             --            --         --         --         --      21.1%       2.4%      14.0%       1.6%
             --            --         --         --         --       0.3%       2.6%       0.1%         --


       $     --      $     --   $     --   $     --   $     --   $  1,584   $     91   $    977   $     69
             --            --         --         --         --        128          9         85          7
       $     --      $     --   $     --   $     --   $     --   $  12.35   $  10.20   $  11.51   $  10.06
             --            --         --         --         --      21.1%       2.0%      14.5%       0.6%
             --            --         --         --         --       0.3%       4.3%       0.1%         --


       $     31      $      5   $      2   $     14   $      5   $     --   $     --   $     --   $     --
              3            --         --          1         --         --         --         --         --
       $  10.52      $   9.96   $   9.89   $  10.31   $   9.92   $     --   $     --   $     --   $     --
           5.2%          0.8%      (1.1%)      3.9%      (0.8%)        --         --         --         --
           2.7%          4.4%       3.4%       4.5%       4.0%         --         --         --         --


       $     --      $     --   $     --   $     --   $     --   $  1,757   $    115   $    892   $    148
             --            --         --         --         --        142         11         76         15
       $     --      $     --   $     --   $     --   $     --   $  12.35   $  10.20   $  11.72   $  10.18
             --            --         --         --         --      21.1%       2.0%      15.2%       1.8%
             --            --         --         --         --       0.3%       1.1%       0.1%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                        T. ROWE PRICE
                                                                   EQUITY INCOME PORTFOLIO
                                                     ----------------------------------------------------
                                                       2006       2005       2004       2003       2002
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $ 19,914   $ 16,049   $ 10,984   $  6,156   $  3,525
Units Outstanding..................................     1,200      1,142        807        516        368
Variable Accumulation Unit Value...................  $  16.59   $  14.04   $  13.61   $  11.92   $   9.57
Total Return.......................................     18.1%       3.2%      14.1%      24.6%     (13.7%)
Investment Income Ratio............................      1.6%       1.7%       1.7%       1.8%       1.8%

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 26,291   $ 21,744   $ 17,806   $ 12,402   $  6,921
Units Outstanding..................................     1,558      1,524      1,292      1,029        717
Variable Accumulation Unit Value...................  $  16.86   $  14.25   $  13.78   $  12.05   $   9.65
Total Return.......................................     18.4%       3.4%      14.3%      24.9%     (13.5%)
Investment Income Ratio............................      1.6%       1.6%       1.6%       1.8%       1.8%

GROUP 3 POLICIES
Net Assets.........................................  $  1,144   $    772   $    626   $    662   $    276
Units Outstanding..................................        74         60         50         61         32
Variable Accumulation Unit Value...................  $  15.42   $  12.96   $  12.47   $  10.85   $   8.65
Total Return.......................................     19.0%       3.9%      14.9%      25.5%     (13.3%)
Investment Income Ratio............................      1.6%       1.6%       1.6%       1.8%       1.8%

GROUP 4 POLICIES
Net Assets.........................................  $ 16,150   $  9,931   $  5,421   $  1,764   $    298
Units Outstanding..................................     1,041        762        432        162         34
Variable Accumulation Unit Value...................  $  15.52   $  13.04   $  12.55   $  10.92   $   8.70
Total Return.......................................     19.0%       3.9%      14.9%      25.5%     (13.0%)
Investment Income Ratio............................      1.6%       1.7%       1.8%       1.9%       2.7%

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                       T. ROWE PRICE                             VAN ECK WORLDWIDE           VAN ECK WORLDWIDE
                LIMITED-TERM BOND PORTFOLIO                       ABSOLUTE RETURN               HARD ASSETS
    ----------------------------------------------------   ------------------------------   -------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2006       2005
    -----------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $  4,812   $    454
          --         --         --         --         --         --         --         --        340         39
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $  14.14   $  11.35
          --         --         --         --         --         --         --         --      24.5%      13.5%
          --         --         --         --         --         --         --         --         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $  3,579   $    158
          --         --         --         --         --         --         --         --        265         14
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $  13.63   $  10.95
          --         --         --         --         --         --         --         --      24.5%       9.5%
          --         --         --         --         --         --         --         --         --         --

    $    213   $    154   $    162   $    269   $     86   $    171   $     --   $     --   $  1,161   $    536
          19         14         15         26          8         17         --         --         44         25
    $  11.27   $  10.83   $  10.64   $  10.52   $  10.09   $  10.33   $     --   $   9.87   $  26.63   $  21.39
        4.1%       1.7%       1.1%       4.3%       0.9%       4.6%         --      (1.3%)     24.5%      51.7%
        3.9%       3.6%       3.4%       3.5%       4.3%         --         --         --       0.0%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $  4,129   $    135
          --         --         --         --         --         --         --         --        292         12
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $  14.14   $  11.35
          --         --         --         --         --         --         --         --      24.5%      13.5%
          --         --         --         --         --         --         --         --       0.0%         --


      VAN ECK WORLDWIDE
         HARD ASSETS
     -------------------
       2004       2003
     -------------------
     $     --   $     --
           --         --
     $     --   $     --
           --         --
           --         --
     $     --   $     --
           --         --
     $     --   $     --
           --         --
           --         --
     $     30   $      4
            2         --
     $  14.11   $  11.38
        24.0%      13.8%
         1.8%         --
     $     --   $     --
           --         --
     $     --   $     --
           --         --
           --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                  VAN KAMPEN UIF
                                                          EMERGING MARKETS DEBT--CLASS I
                                                     -----------------------------------------
                                                       2006       2005       2004       2003
                                                     -----------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --
Investment Income Ratio............................        --         --         --         --

GROUP 2 POLICIES(b)
Net Assets.........................................  $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --
Investment Income Ratio............................        --         --         --         --

GROUP 3 POLICIES
Net Assets.........................................  $     91   $     32   $     24   $     20
Units Outstanding..................................         6          2          2          2
Variable Accumulation Unit Value...................  $  14.98   $  13.52   $  12.05   $  10.94
Total Return.......................................     10.8%      12.3%      10.1%       9.4%
Investment Income Ratio............................      9.0%       7.6%       6.8%         --

GROUP 4 POLICIES
Net Assets.........................................  $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --
Investment Income Ratio............................        --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                       VAN KAMPEN UIF                                   VAN KAMPEN UIF
              EMERGING MARKETS EQUITY--CLASS I                     U.S. REAL ESTATE--CLASS I
    ----------------------------------------------------   -----------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003
    ------------------------------------------------------------------------------------------------
    $ 26,013   $ 18,450   $ 12,536   $  9,762   $  5,859   $     --   $     --   $     --   $     --
       1,068      1,031        932        888        792         --         --         --         --
    $  24.34   $  17.87   $  13.45   $  11.00   $   7.40   $     --   $     --   $     --   $     --
       36.2%      32.9%      22.3%      48.6%      (9.5%)        --         --         --         --
        0.8%       0.4%       0.7%         --         --         --         --         --         --


    $ 20,897   $ 13,512   $  8,674   $  6,724   $  3,494   $     --   $     --   $     --   $     --
         830        722        627        595        461         --         --         --         --
    $  25.14   $  18.42   $  13.83   $  11.29   $   7.58   $     --   $     --   $     --   $     --
       36.5%      33.2%      22.5%      48.9%      (9.4%)        --         --         --         --
        0.8%       0.4%       0.7%         --         --         --         --         --         --


    $    920   $    107   $     75   $      2   $      1   $    354   $     48   $     17   $      4
          34          5          5         --         --         13          2          1         --
    $  27.31   $  19.92   $  14.88   $  12.09   $   8.07   $  26.45   $  19.16   $  16.37   $  12.00
       37.1%      33.9%      23.1%      49.7%     (19.3%)     38.0%      17.1%      36.4%      20.0%
        0.8%       0.4%       0.4%         --         --       0.9%       0.9%       1.3%         --


    $  9,762   $  4,671   $  1,257   $    371   $     74   $     --   $     --   $     --   $     --
         348        228         82         30          9         --         --         --         --
    $  28.06   $  20.47   $  15.29   $  12.42   $   8.30   $     --   $     --   $     --   $     --
       37.1%      33.8%      23.1%      49.7%     (17.0%)        --         --         --         --
        0.7%       0.3%       0.6%         --         --         --         --         --         --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Universal Life Separate Account-I Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Universal Life Separate Account-I as of December 31, 2006, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2006 by correspondence with the funds, provide a reasonable basis for our opinion.

(/s/ PricewaterhouseCoopers, LLP)

PricewaterhouseCoopers LLP
New York, New York
February 14, 2007